UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 10/31/2013

Item 1 – Report to Stockholders

OCTOBER 31, 2013

ANNUAL REPORT	BLACKROCK®

LifePath® Active Portfolios of BlackRock Funds II

„  LifePath® Active 2015 Portfolio

„   LifePath® Active 2020 Portfolio

„   LifePath® Active 2025 Portfolio

„   LifePath® Active 2030 Portfolio

„   LifePath® Active 2035 Portfolio

„   LifePath® Active 2040 Portfolio

„   LifePath® Active 2045 Portfolio

„   LifePath® Active 2050 Portfolio

„   LifePath® Active 2055 Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS II	OCTOBER 31, 2013

Dear Shareholder

Financial markets were volatile as 2012 drew to a close, with investors growing increasingly concerned over the possible implementation of pre-mandated tax increases and spending cuts known as the “fiscal cliff.” However, a last-minute tax deal averted the potential crisis and allowed markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as America showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep its asset purchase program intact and interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, the Fed Chairman commented on the possibility of beginning to gradually reduce - or “taper” – the central bank’s asset purchase program before the end of 2013. Investors around the world retreated from higher risk assets in response. Markets rebounded in late June when the tone of the US central bank turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming macro risks. Mixed economic data stirred worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also weighing on investors’ minds was the escalation of the revolution in Egypt and the civil war in Syria, both of which fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several key risks. Most important, the Fed defied market expectations with its decision to delay tapering. Additionally, the more hawkish candidate to become the next Fed Chairman, Larry Summers, withdrew from the race. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. High levels of volatility returned in late September when the Treasury Department warned that the US national debt would breach its statutory maximum soon after Oct. 17. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed with a last-minute compromise to reopen the government and extend the debt ceiling until early 2014.

Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the highest returns for the 6-and 12-month periods ended Oct. 31, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	11.14%	27.18%
US small cap equities (Russell 2000® Index)	16.90	36.28
International equities (MSCI Europe, Australasia, Far East Index)	8.53	26.88
Emerging market equities (MSCI Emerging Markets Index)	1.18	6.53
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.09
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(6.07)	(4.64)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.97)	(1.08)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.63)	(1.69)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.50	8.86

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2013	LifePath Active Portfolios

Investment Objective

The LifePath® Active Portfolios’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with allocation becoming more conservative over time.

The Board of Trustees (“the Board”) of BlackRock Funds II approved a change to each Fund’s investment objective to become effective December 3, 2013. Prior to December 3, 2013, Each Fund had an investment objective “to seek a balance between long-term capital appreciation and high current income consistent with its current asset allocation.”

Portfolio Management Commentary

•

On November 27, 2012, the Funds changed their name from “BlackRock Lifecycle Prepared Portfolios” to “LifePath® Active Portfolios.” Along with the name change, the Funds’ custom benchmarks were restructured to represent the addition of real estate, commodities and US Treasury inflation-protected securities (“TIPS”) as asset classes in which the Funds invest. These added exposures were offset by a corresponding reduction in the equity weighting of each custom benchmark. The primary benchmark of the Fund with a target date of 2015 changed from the S&P 500® Index to the Barclays US Aggregate Bond Index, while the primary benchmark of the Funds with target dates of 2020 through 2050 changed from the S&P 500® Index to the Russell 1000® Index. In addition, each Fund’s Institutional Shares were re-designated as Class K Shares.

How did the Funds perform?

•

For the 12-month period ended October 31, 2013, the Funds with target dates from 2015 to 2050 outperformed their respective custom benchmarks. The Fund with a target date of 2015 outperformed its primary benchmark, the Barclays US Aggregate Bond Index and underperformed its former primary benchmark, the S&P 500® Index. The Funds with target dates from 2020 to 2050 underperformed the primary benchmark, the Russell 1000® Index, and the former primary benchmark, the S&P 500® Index.

•

For the period beginning with its inception on February 28, 2013 through October 31, 2013, the Fund with a target date of 2055 outperformed its custom benchmark and underperformed its primary benchmark, the Russell 1000® Index.

•	The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•	From a broad asset allocation perspective, an overweight to equities had a positive impact on the Funds’ performance as equity markets outperformed fixed income markets during the period.

•

Within equities, the Funds benefited from their overweight allocations to US and German stocks and, from a sector perspective, financials and industrials. In the latter half of the period, overweights in European and Japanese equities contributed positively to performance. Also driving results was the Funds’ allocation to Master Basic Value LLC (“Basic Value”), which outperformed its benchmark, the Russell 1000® Value Index. The Funds’ fixed income allocation outperformed the Barclays US Aggregate Bond Index due largely to their investment in Master Total Return Portfolio (“Total Return”). An overweight to credit sectors drove Total Return’s outperformance versus its benchmark, the Barclays US Aggregate Bond Index. Also having a positive impact within the Funds’ fixed income allocation was an out-of-benchmark allocation to BlackRock High Yield Bond Portfolio. High yield as an asset class outperformed broader fixed income markets during the period amid a sharp rise in interest rates.

•

While the Funds’ overweight to equity contributed positively to overall results, the Funds’ investments within this asset class detracted from relative performance. Most notably, BlackRock Equity Dividend Fund (“Equity Dividend”) and Master Large Cap Growth Portfolio (“Large Cap Growth”) underperformed their respective benchmarks and the broader equity market during the period. Equity Dividend underperformed due to its focus on higher-quality, dividend-paying stocks, which lagged lower-quality stocks in the risk rally. Large Cap Growth underperformed as a result of poor stock selection in the information technology (“IT”), energy and health care sectors. Also during the period, the Funds’ overweight to Mexican equities hurt results as Mexico’s equity market sold off sharply along with the broad decline in emerging markets. In US stocks, an overweight in IT detracted from performance as the sector lagged the broader US equity market rally.

Describe recent portfolio activity.

•

As discussed above, the Funds’ custom benchmarks were restructured during the period. Accordingly, the Funds were reallocated to reflect the composition of their new respective custom benchmarks. These portfolio changes included a reduction in each Fund’s equity weighting and the addition of real estate, commodities and US TIPS exposures.

•

At a broad asset allocation level, the Funds maintained an overweight to equities relative to fixed income during the period given a more favorable view on risk assets and the broader economic recovery, and a more cautious view on the direction of interest rates.

•

With equities, the Funds reduced their position in the industrials sector in favor of broader US equity market exposure, and moved to an overweight in IT stocks predicated on the view that cyclical sectors such as IT would be likely to benefit from a sustained economic recovery in the United States. The Funds also initiated an overweight position in Mexican equities given the nation’s strong demographic and labor trends, proximity and ties to US market strength and accommodative monetary policy. Within the large-cap value space, the Funds reduced their position in Equity Dividend in favor of Basic Value. Equity Dividend provided exposure to high-quality, income-generating equities that have been beneficiaries of the global search for yield amid sluggish economic growth. However, Fund management’s outlook for intermediate-term US growth has grown more optimistic, a view with which the strategy of Basic Value is better aligned. In the latter part of the period, the Funds’ equity allocation broadly reduced exposure to US stocks in favor of international developed-market stocks as massive economic stimulus in Japan and an improving economic landscape in Europe created a more favorable environment for international equities.

•

In the final month of the period, the Funds added BlackRock Strategic Income Opportunities Portfolio (“Strategic Income Opportunities”) and BlackRock Global Long/Short Credit Fund (“Global Long/Short Credit”) to the fixed income allocation. These investments provide increased portfolio diversification, the ability to dynamically diversify interest rate and credit risks, and reduce duration risk (sensitivity to interest rate movements) when appropriate. The Funds implemented derivatives exposure through US Treasury futures as a means of tactically adding duration, which offset the reduced exposure to duration resulting from the addition of Strategic Income Opportunities and Global Long/Short Credit. Overall, the Funds remained modestly underweight in duration relative to their respective custom benchmarks at the end of the period.

Describe Funds positioning at period end.

•

At period end, each Fund was positioned with an overweight in equity relative to its respective custom benchmark and underweights in fixed income, commodities and real estate, while maintaining a small non-benchmark allocation to cash and cash equivalents. The Funds’ equity allocation was overweight in international developed and US stocks and underweight in emerging markets. Each Fund remained underweight core fixed income and longer-duration assets in favor of more flexible fixed income allocations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active Portfolios

Glidepath Evolution

Under normal circumstances, the asset allocation of each LifePath Active Portfolio (the “LifePath Active Portfolio” or “each LifePath Active Portfolio”) will change over time according to a “glidepath” as each of the LifePath Active Portfolios approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath Active Portfolio’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Active Portfolio, which may be a primary source of income after retirement. As each LifePath Active Portfolio approaches its target date, its asset allocation will shift so that each LifePath Active Portfolio invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Active Portfolio, and determine whether any changes are required to enable each LifePath Active Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath Active Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Active Portfolio. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath Active Portfolio or achieve each LifePath Active Portfolio’s investment objective.

BLACKROCK FUNDS II	OCTOBER 31, 2013	5

LifePath Active 2015 Portfolio

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

2	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2015. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

3

This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

4	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

5	The Fund compares its performance to that of a customized weighted index (the “2015 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.73%	10.92%	N/A	11.74%	N/A	4.97%	N/A
Investor A	3.57	10.59	4.77%	11.46	10.26%	4.68	3.83%
Class K	3.72	11.03	N/A	11.85	N/A	5.07	N/A
Class R	3.48	10.42	N/A	11.11	N/A	4.38	N/A
Barclays US Aggregate Bond Index	(1.97)	(1.08)	N/A	6.09	N/A	5.15	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2015 Custom Benchmark	2.05	8.11	N/A	10.18	N/A	4.10	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2020 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/ sales charge
Institutional	4.65%	13.05%	N/A	12.29%	N/A	4.89%	N/A
Investor A	4.59	12.83	6.92%	11.97	10.76%	4.60	3.74%
Class K	4.75	13.16	N/A	12.40	N/A	4.99	N/A
Class R	4.44	12.50	N/A	11.65	N/A	4.30	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2020 Custom Benchmark	3.01	10.60	N/A	10.83	N/A	4.11	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2013	7

LifePath Active 2025 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.73%	14.77%	N/A	12.45%	N/A	4.66%	N/A
Investor A	5.66	14.60	8.57%	12.13	10.92%	4.38	3.52%
Class K	5.82	14.99	N/A	12.59	N/A	4.78	N/A
Class R	5.40	14.23	N/A	11.81	N/A	4.07	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2025 Custom Benchmark	3.81	12.69	N/A	11.44	N/A	3.85	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2030 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.58%	16.68%	N/A	12.89%	N/A	4.34%	N/A
Investor A	6.44	16.28	10.14%	12.52	11.32%	3.99	3.14%
Class K	6.67	16.80	N/A	13.00	N/A	4.45	N/A
Class R	6.27	16.01	N/A	12.20	N/A	3.71	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2030 Custom Benchmark	4.50	14.53	N/A	12.04	N/A	3.16	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2013	9

LifePath Active 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI Ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	—	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	7.28%	17.89%	N/A	12.82%	N/A	3.81%	N/A
Investor A	7.04	17.66	11.51%	12.48	11.27%	3.49	2.65%
Class K	7.28	18.01	N/A	12.94	N/A	3.92	N/A
Class R	6.99	17.30	N/A	12.15	N/A	3.19	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2035 Custom Benchmark	5.12	16.22	N/A	12.69	N/A	3.14	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2040 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index	Barclays TIPS Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	8.00%	19.47%	N/A	13.21%	N/A	4.24%	N/A
Investor A	7.77	19.08	12.79%	12.78	11.58%	3.86	3.01%
Class K	7.90	19.49	N/A	13.30	N/A	4.33	N/A
Class R	7.61	18.71	N/A	12.50	N/A	3.60	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2040 Custom Benchmark	5.70	17.77	N/A	13.01	N/A	3.39	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2013	11

LifePath Active 2045 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	8.49%	20.70%	N/A	13.47%	N/A	4.56%	N/A
Investor A	8.41	20.45	14.10%	13.05	11.83%	4.16	3.31%
Class K	8.67	20.92	N/A	13.61	N/A	4.68	N/A
Class R	8.28	20.14	N/A	12.77	N/A	3.89	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2045 Custom Benchmark	6.27	19.26	N/A	13.30	N/A	3.59	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0

See “About Fund Performance” on page 20 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.03%	21.81%	N/A	13.46%	N/A	3.90%	N/A
Investor A	8.91	21.47	15.07%	13.03	11.82%	3.53	2.68%
Class K	9.13	21.94	N/A	13.57	N/A	4.01	N/A
Class R	8.84	21.31	N/A	12.76	N/A	3.29	N/A
Russell 1000® Index	11.60	28.40	N/A	15.84	N/A	5.14	N/A
S&P 500® Index	11.14	27.18	N/A	15.17	N/A	4.88	N/A
2050 Custom Benchmark	6.71	20.56	N/A	13.54	N/A	3.77	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2013	13

LifePath Active 2055 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]

The Fund compares its performance to that of a customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones-UBS Commodity Index
2/28/12 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2

See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

[5]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2013

		Aggregate Total Returns[6]
		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge
Institutional	9.17%	14.30%	N/A
Investor A	9.18	14.20	8.25%
Class K	9.27	14.40	N/A
Class R	8.99	14.00	N/A
Russell 1000® Index	11.60	18.01	N/A
2055 Custom Benchmark	7.08	12.69	N/A

[6]

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2015 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	55%
Equity Funds	41
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	39%
Master Basic Value LLC	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Low Duration Bond Portfolio, BlackRock Class	4
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
iShares U.S. Technology ETF	4
Master Large Cap Growth Portfolio	4
iShares U.S. Financials ETF	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4

LifePath Active 2020 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	52%
Fixed Income Funds	44
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	29%
Master Basic Value LLC	7
Master Large Cap Growth Portfolio	6
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
iShares U.S. Financials ETF	4
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Long-Horizon Equity Fund, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4
iShares U.S. Technology ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2013	15

LifePath Active 2025 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	59%
Fixed Income Funds	36
Short-Term Securities	5

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	22%
Master Basic Value LLC	10
Master Large Cap Growth Portfolio	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock Liquidity Funds, TempFund, Institutional Class	5
BlackRock International Fund, Institutional Class	4
iShares U.S. Technology ETF	4

LifePath Active 2030 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	67%
Fixed Income Funds	29
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	16%
Master Basic Value LLC	11
Master Large Cap Growth Portfolio	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Long-Horizon Equity Fund, Institutional Class	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Liquidity Funds, TempFund, Institutional Class	4
BlackRock International Fund, Institutional Class	4
iShares U.S. Financials ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2035 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	73%
Fixed Income Funds	23
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	14%
Master Large Cap Growth Portfolio	10
Master Total Return Portfolio	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Long-Horizon Equity Fund, Institutional Class	6
BlackRock International Fund, Institutional Class	6
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Liquidity Funds, TempFund, Institutional Class	4
iShares International Developed Real Estate ETF	4

LifePath Active 2040 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	17
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	15%
Master Large Cap Growth Portfolio	10
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
BlackRock Long-Horizon Equity Fund, Institutional Class	7
BlackRock International Fund, Institutional Class	6
Master Total Return Portfolio	5
BlackRock Global Long/Short Credit Fund, Institutional Class	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2013	17

LifePath Active 2045 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	85%
Fixed Income Funds	12
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	16%
Master Large Cap Growth Portfolio	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9
BlackRock International Fund, Institutional Class	8
BlackRock Long-Horizon Equity Fund, Institutional Class	7
iShares International Developed Real Estate ETF	5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4

LifePath Active 2050 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	6
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	18%
Master Large Cap Growth Portfolio	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11
BlackRock Long-Horizon Equity Fund, Institutional Class	7
BlackRock International Fund, Institutional Class	7
iShares International Developed Real Estate ETF	6
BlackRock Equity Dividend Fund, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	5
iShares U.S. Financials ETF	3
BlackRock Pacific Fund, Inc., Institutional Class	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2013

LifePath Active 2055 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	3
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Basic Value LLC	17%
Master Large Cap Growth Portfolio	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12
BlackRock Long-Horizon Equity Fund, Institutional Class	8
BlackRock Equity Dividend Fund, Institutional Class	7
iShares International Developed Real Estate ETF	7
BlackRock International Fund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	5
iShares U.S. Financials ETF	3
BlackRock Pacific Fund, Inc., Institutional Class	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2013	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front- end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer- sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays US Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones-UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPS Index.

The Barclays US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest US companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest US companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Dow Jones-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. The Dow Jones-UBS Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

20	BLACKROCK FUNDS II	OCTOBER 31, 2013

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2013 and held through October 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath Active 2015 Portfolio
Institutional	$1,000.00	$1,037.30	$1.49	$1,000.00	$1,023.74	$1.48	0.29%
Investor A	$1,000.00	$1,035.70	$2.77	$1,000.00	$1,022.48	$2.75	0.54%
Class K	$1,000.00	$1,037.20	$0.98	$1,000.00	$1,024.25	$0.97	0.19%
Class R	$1,000.00	$1,034.80	$4.00	$1,000.00	$1,021.27	$3.97	0.78%
LifePath Active 2020 Portfolio
Institutional	$1,000.00	$1,046.50	$1.39	$1,000.00	$1,023.84	$1.38	0.27%
Investor A	$1,000.00	$1,045.90	$2.68	$1,000.00	$1,022.58	$2.65	0.52%
Class K	$1,000.00	$1,047.50	$0.88	$1,000.00	$1,024.35	$0.87	0.17%
Class R	$1,000.00	$1,044.40	$3.92	$1,000.00	$1,021.37	$3.87	0.76%
LifePath Active 2025 Portfolio
Institutional	$1,000.00	$1,057.30	$1.45	$1,000.00	$1,023.79	$1.43	0.28%
Investor A	$1,000.00	$1,056.60	$2.70	$1,000.00	$1,022.58	$2.65	0.52%
Class K	$1,000.00	$1,058.20	$0.88	$1,000.00	$1,024.35	$0.87	0.17%
Class R	$1,000.00	$1,054.00	$3.93	$1,000.00	$1,021.37	$3.87	0.76%
LifePath Active 2030 Portfolio
Institutional	$1,000.00	$1,065.80	$1.30	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,064.40	$2.60	$1,000.00	$1,022.68	$2.55	0.50%
Class K	$1,000.00	$1,066.70	$0.78	$1,000.00	$1,024.45	$0.77	0.15%
Class R	$1,000.00	$1,062.70	$3.85	$1,000.00	$1,021.48	$3.77	0.74%
LifePath Active 2035 Portfolio
Institutional	$1,000.00	$1,072.80	$1.36	$1,000.00	$1,023.89	$1.33	0.26%
Investor A	$1,000.00	$1,070.40	$2.66	$1,000.00	$1,022.63	$2.60	0.51%
Class K	$1,000.00	$1,072.80	$0.84	$1,000.00	$1,024.40	$0.82	0.16%
Class R	$1,000.00	$1,069.90	$3.91	$1,000.00	$1,021.42	$3.82	0.75%
LifePath Active 2040 Portfolio
Institutional	$1,000.00	$1,080.00	$1.36	$1,000.00	$1,023.89	$1.33	0.26%
Investor A	$1,000.00	$1,077.70	$2.62	$1,000.00	$1,022.68	$2.55	0.50%
Class K	$1,000.00	$1,079.00	$0.79	$1,000.00	$1,024.45	$0.77	0.15%
Class R	$1,000.00	$1,076.10	$3.87	$1,000.00	$1,021.48	$3.77	0.74%
LifePath Active 2045 Portfolio
Institutional	$1,000.00	$1,084.90	$1.31	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,084.10	$2.63	$1,000.00	$1,022.68	$2.55	0.50%
Class K	$1,000.00	$1,086.70	$0.79	$1,000.00	$1,024.45	$0.77	0.15%
Class R	$1,000.00	$1,082.80	$3.88	$1,000.00	$1,021.48	$3.77	0.74%
LifePath Active 2050 Portfolio
Institutional	$1,000.00	$1,090.30	$1.26	$1,000.00	$1,024.00	$1.22	0.24%
Investor A	$1,000.00	$1,089.10	$2.58	$1,000.00	$1,022.74	$2.50	0.49%
Class K	$1,000.00	$1,091.30	$0.74	$1,000.00	$1,024.50	$0.71	0.14%
Class R	$1,000.00	$1,088.40	$3.84	$1,000.00	$1,021.53	$3.72	0.73%
LifePath Active 2055 Portfolio
Institutional	$1,000.00	$1,091.70	$1.27	$1,000.00	$1,024.00	$1.22	0.24%
Investor A	$1,000.00	$1,091.80	$2.58	$1,000.00	$1,022.74	$2.50	0.49%
Class K	$1,000.00	$1,092.70	$0.74	$1,000.00	$1,024.50	$0.71	0.14%
Class R	$1,000.00	$1,089.90	$3.85	$1,000.00	$1,021.53	$3.72	0.73%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,765	$873,293
BlackRock Commodity Strategies Fund, Institutional Class	28,312	267,833
BlackRock Equity Dividend Fund, Institutional Class	4,782	110,892
BlackRock EuroFund, Institutional Class	23,500	374,831
BlackRock International Fund, Institutional Class	20,937	324,729
BlackRock International Opportunities Portfolio, Institutional Class	5,079	204,375
BlackRock Long-Horizon Equity Fund, Institutional Class	49,251	713,151
BlackRock Pacific Fund, Inc., Institutional Class	19,788	418,128
iShares International Developed Real Estate ETF	3,061	103,952
iShares MSCI Germany ETF	14,905	437,462
iShares MSCI Japan ETF	47,661	567,166
iShares MSCI Mexico Capped ETF	5,168	337,780
iShares Russell 2000 ETF	5,858	639,869
iShares U.S. Financials ETF	10,221	776,285
iShares U.S. Technology ETF	10,195	839,049
Master Basic Value LLC	$1,087,388	1,087,388
Master Large Cap Growth Portfolio	$778,186	778,186

		8,854,369

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 55.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	100,476	$1,079,111
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,702	528,063
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,405	880,544
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,437	1,073,947
Master Total Return Portfolio	$8,408,183	8,408,183

		11,969,848

Short-Term Securities — 3.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	759,773	759,773
Total Affiliated Investment Companies (Cost — $20,030,478) — 99.8%		21,583,990
Other Assets Less Liabilities — 0.2%		47,420

Net Assets — 100.0%		$21,631,410

Portfolio Abbreviation
ETF Exchange Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	23

Schedule of Investments (continued)	LifePath Active 2015 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	47,700	41,500		60,435		28,765	$873,293	$4,349	$96,686
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	33,524		5,212		28,312	$267,833	$71	$156
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	55,125		55,125		—	—	$14,490	$41,632
BlackRock Equity Dividend Fund, Institutional Class	81,533	33,039		109,790		4,782	$110,892	$12,023	$270,288
BlackRock EuroFund, Institutional Class	—	23,500		—		23,500	$374,831	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	100,476		—		100,476	$1,079,111	$585	—
BlackRock High Yield Bond Portfolio, BlackRock Class	49,674	124,798		174,472		—	—	$34,142	$80,983
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	68,648		20,946		47,702	$528,063	$7,196	$(14,590)
BlackRock International Fund, Institutional Class	42,955	15,068		37,086		20,937	$324,729	$2,853	$17,458
BlackRock International Opportunities Portfolio, Institutional Class	9,838	105		4,864		5,079	$204,375	$3,521	$31,239
BlackRock Liquidity Funds, TempFund, Institutional Class	396,469	363,304	[1]	—		759,773	$759,773	$314	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$1,971	—
BlackRock Long-Horizon Equity Fund, Institutional Class	58,740	30,334		39,823		49,251	$713,151	$21,539	$26,533
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	90,405		—		90,405	$880,544	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	90,073		90,073		—	—	$6,259	$(5,792)
BlackRock Pacific Fund, Inc., Institutional Class	—	29,148		9,360		19,788	$418,128	$1,869	$(7,769)
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,712	—		14,712		—	—	—	$56,647
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	106,437		—		106,437	$1,073,947	$937	—
iShares International Developed Real Estate ETF	—	3,343		282		3,061	$103,952	$6,640	$1,214
iShares MSCI Emerging Markets ETF	11,003	—		11,003		—	—	—	$46,991
iShares MSCI Germany ETF	13,256	1,649		—		14,905	$437,462	$6,482	—
iShares MSCI Japan ETF	—	47,661		—		47,661	$567,166	$1,688	—
iShares MSCI Mexico Capped ETF	—	5,168		—		5,168	$337,780	$2,366	—
iShares Russell 2000 ETF	—	10,749		4,891		5,858	$639,869	$10,067	$74,324
iShares U.S. Financials ETF	—	10,221		—		10,221	$776,285	$8,517	—
iShares U.S. Industrials ETF	—	5,796		5,796		—	—	$2,619	$57,824
iShares U.S. Real Estate ETF	—	1,391		1,391		—	—	$1,912	$12,926
iShares U.S. Technology ETF	3,845	10,195		3,845		10,195	$839,049	$5,858	$4,154
Master Basic Value LLC	$642,714	$444,674	[1]	—		$1,087,388	$1,087,388	$21,611	$143,374
Master Large Cap Growth Portfolio	$1,043,733	—		$265,547	[2]	$778,186	$778,186	$15,470	$75,613
Master S&P 500 Index Series	$1,323,084	—		$1,323,084	[2]	—	—	$6,719	$(25,005)
Master Total Return Portfolio	$7,613,169	$795,014	[1]	—		$8,408,183	$8,408,183	$326,630	$44,883
Master Value Opportunities LLC	$371,260	—		$371,260	[2]	—	—	$657	$(34,805)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
6	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$525,300	$7,917
16	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$2,037,750	7,272
Total					$15,189

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,310,233	$10,273,757	—	$21,583,990

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$7,917	—	—	$7,917
Interest rate contracts	7,272	—	—	7,272
Total	$15,189	—	—	$15,189

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$70,000	—	—	$70,000
Liabilities:
Bank overdraft	—	$(5,350)	—	(5,350)
Total	$70,000	$(5,350)	—	$64,650

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	25

Schedule of Investments October 31, 2013	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,216	$1,129,890
BlackRock Commodity Strategies Fund, Institutional Class	40,205	380,335
BlackRock Equity Dividend Fund, Institutional Class	17,397	403,446
BlackRock EuroFund, Institutional Class	20,986	334,723
BlackRock International Fund, Institutional Class	54,900	851,505
BlackRock International Opportunities Portfolio, Institutional Class	12,701	511,106
BlackRock Long-Horizon Equity Fund, Institutional Class	75,946	1,099,695
BlackRock Pacific Fund, Inc., Institutional Class	23,816	503,239
iShares International Developed Real Estate ETF	10,208	346,664
iShares MSCI Germany ETF	18,358	538,807
iShares MSCI Japan ETF	64,413	766,515
iShares MSCI Mexico Capped ETF	6,380	416,997
iShares Russell 2000 ETF	8,664	946,369
iShares U.S. Financials ETF	15,804	1,200,314
iShares U.S. Technology ETF	12,130	998,299
Master Basic Value LLC	$1,921,603	1,921,603
Master Large Cap Growth Portfolio	$1,555,957	1,555,957

		13,905,464

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 44.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	122,361	$1,314,161
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,906	718,507
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,179	693,284
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,492	1,306,574
Master Total Return Portfolio	$7,824,993	7,824,993

		11,857,519

Short-Term Securities — 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	1,080,356	1,080,356
Total Affiliated Investment Companies (Cost — $24,355,493) — 99.8%		26,843,339
Other Assets Less Liabilities — 0.2%		59,571

Net Assets — 100.0%		$26,902,910

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments	LifePath Active 2020 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,993	52,287		76,064		37,216	$1,129,890	$7,204	$188,495
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	40,205		—		40,205	$380,335	$85	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	8	81,194		81,202		—	—	$21,857	$66,653
BlackRock Equity Dividend Fund, Institutional Class	108,657	48,174		139,434		17,397	$403,446	$21,998	$382,903
BlackRock EuroFund, Institutional Class	—	20,986		—		20,986	$334,723	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	122,361		—		122,361	$1,314,161	$712	—
BlackRock High Yield Bond Portfolio, BlackRock Class	58,926	123,624		182,550		—	—	$35,710	$90,032
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	64,906		—		64,906	$718,507	$7,830	$11,300
BlackRock International Fund, Institutional Class	54,452	26,046		25,598		54,900	$851,505	$4,944	$(4,243)
BlackRock International Opportunities Portfolio, Institutional Class	14,592	1,773		3,664		12,701	$511,106	$6,087	$15,819
BlackRock Latin America Fund, Inc., Institutional Class	1	—		1		—	—	—	$(3)
BlackRock Liquidity Funds, TempFund, Institutional Class	602,354	478,002	[1]	—		1,080,356	$1,080,356	$451	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$2,843	—
BlackRock Long-Horizon Equity Fund, Institutional Class	84,421	32,653		41,128		75,946	$1,099,695	$30,957	$41,989
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	71,179		—		71,179	$693,284	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	71,058		71,058		—	—	$5,784	$(5,891)
BlackRock Pacific Fund, Inc., Institutional Class	—	34,685		10,869		23,816	$503,239	$2,250	$(9,022)
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,703	—		20,703		—	—	—	$81,689
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	129,492		—		129,492	$1,306,574	$1,140	—
iShares International Developed Real Estate ETF	—	10,435		227		10,208	$346,664	$21,232	$977
iShares MSCI Emerging Markets ETF	14,023	—		14,023		—	—	—	$59,889
iShares MSCI Germany ETF	17,059	1,299		—		18,358	$538,807	$7,984	—
iShares MSCI Japan ETF	—	64,413		—		64,413	$766,515	$2,032	—
iShares MSCI Mexico Capped ETF	—	6,380		—		6,380	$416,997	$2,921	—
iShares Russell 2000 ETF	—	14,147		5,483		8,664	$946,369	$13,100	$83,310
iShares U.S. Financials ETF	—	15,804		—		15,804	$1,200,314	$10,606	—
iShares U.S. Industrials ETF	—	8,317		8,317		—	—	$4,077	$88,733
iShares U.S. Real Estate ETF	—	4,341		4,341		—	$0	$5,968	$40,212
iShares U.S. Technology ETF	4,948	12,130		4,948		12,130	$998,299	$7,073	$5,346
Master Basic Value LLC	$645,245	$1,276,358	[1]	—		$1,921,603	$1,921,603	$31,208	$213,392
Master Large Cap Growth Portfolio	$1,065,007	$490,950	[1]	—		$1,555,957	$1,555,957	$22,210	$112,466
Master S&P 500 Index Series	$1,671,234	—		$1,671,234	[2]	—	—	$8,262	$(34,108)
Master Total Return Portfolio	$7,898,916	—		$73,923	[2]	$7,824,993	$7,824,993	$324,737	$50,353
Master Value Opportunities LLC	$509,484	—		$509,484	[2]	—	—	$901	$(43,410)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
8	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$700,400	$10,556
16	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$2,037,750	7,272
Total					$17,828

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	27

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,540,786	$11,302,553	—	$26,843,339

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,556	—	—	$10,556
Interest rate contracts	7,272	—	—	7,272
Total	$17,828	—	—	$17,828

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$80,000	—	—	$80,000
Liabilities:
Bank overdraft.	—	$(6,050)	—	(6,050)
Total	$80,000	$(6,050)	—	$73,950

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 59.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	56,805	$1,724,610
BlackRock Commodity Strategies Fund, Institutional Class	31,034	293,581
BlackRock Equity Dividend Fund, Institutional Class	17,372	402,850
BlackRock EuroFund, Institutional Class	25,088	400,153
BlackRock International Fund, Institutional Class	69,814	1,082,808
BlackRock International Opportunities Portfolio, Institutional Class	14,288	574,962
BlackRock Long-Horizon Equity Fund, Institutional Class	88,022	1,274,565
BlackRock Pacific Fund, Inc., Institutional Class	33,117	699,755
iShares International Developed Real Estate ETF	14,354	487,462
iShares MSCI Germany ETF	17,021	499,566
iShares MSCI Japan ETF	54,859	652,822
iShares MSCI Mexico Capped ETF	5,911	386,343
iShares Russell 2000 ETF	5,877	641,945
iShares U.S. Financials ETF	12,324	936,008
iShares U.S. Technology ETF	11,564	951,717
Master Basic Value LLC	$2,645,627	2,645,627
Master Large Cap Growth Portfolio	$2,160,177	2,160,177

		15,814,951

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 36.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	122,186	$1,312,282
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,989	464,820
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,019	594,326
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,240	1,304,032
Master Total Return Portfolio	$5,971,985	5,971,985

		9,647,445

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	1,199,801	1,199,801
Total Affiliated Investment Companies (Cost — $24,258,422) — 99.8%		26,662,197
Other Assets Less Liabilities — 0.2%		59,443

Net Assets — 100.0%		$26,721,640

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	29

Schedule of Investments	LifePath Active 2025 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,918	52,851		42,964		56,805	$1,724,610	$7,103	$21,661
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	31,034		—		31,034	$293,581	$65	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	82,433		82,433		—	—	$19,712	$56,317
BlackRock Equity Dividend Fund, Institutional Class	86,897	50,869		120,394		17,372	$402,850	$23,773	$298,057
BlackRock EuroFund, Institutional Class	—	25,088		—		25,088	400,153	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	122,186		—		122,186	$1,312,282	$711	—
BlackRock High Yield Bond Portfolio, BlackRock Class	34,773	108,979		143,752		—	—	$28,226	$63,153
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	41,989		—		41,989	$464,820	$5,075	$6,886
BlackRock International Fund, Institutional Class	38,785	36,713		5,684		69,814	$1,082,808	$5,633	$(966)
BlackRock International Opportunities Portfolio, Institutional Class	8,670	5,618		—		14,288	574,962	$6,926	—
BlackRock Liquidity Funds, TempFund, Institutional Class	572,283	627,518	[1]	—		1,199,801	$1,199,801	$447	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$2,109	—
BlackRock Long-Horizon Equity Fund, Institutional Class	60,623	66,403		39,004		88,022	$1,274,565	$22,230	$21,386
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	61,019		—		61,019	594,326	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	71,312		71,312		—	—	$3,563	$(3,676)
BlackRock Pacific Fund, Inc., Institutional Class	—	33,117		—		33,117	$699,755	$3,128	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,782	—		14,782		—	—	—	$58,986
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	129,240		—		129,240	$1,304,032	$1,138	—
iShares International Developed Real Estate ETF	—	14,354		—		14,354	487,462	$26,708	—
iShares MSCI Emerging Markets ETF	9,978	—		9,978		—	—	—	$42,614
iShares MSCI Germany ETF	11,668	5,353		—		17,021	$499,566	$7,402	—
iShares MSCI Japan ETF	—	54,859		—		54,859	$652,822	$1,794	—
iShares MSCI Mexico Capped ETF	—	5,911		—		5,911	$386,343	$2,706	—
iShares Russell 2000 ETF	—	10,043		4,166		5,877	$641,945	$8,982	$66,952
iShares U.S. Financials ETF	—	12,324		—		12,324	$936,008	$8,271	—
iShares U.S. Industrials ETF	—	6,948		6,948		—	—	$3,346	$73,055
iShares U.S. Real Estate ETF	—	6,103		6,103		—	—	$7,073	$47,558
iShares U.S. Technology ETF	3,384	11,564		3,384		11,564	$951,717	$6,377	$3,656
Master Basic Value LLC	$636,814	$2,008,813	[1]	—		$2,645,627	$2,645,627	$36,651	$254,360
Master Large Cap Growth Portfolio	$980,098	$1,180,079	[1]	—		$2,160,177	2,160,177	$25,292	$94,267
Master S&P 500 Index Series	$1,602,270	—		$1,602,270	[2]	—	—	$7,182	$1,403
Master Total Return Portfolio	$4,652,263	$1,319,722	[1]	—		$5,971,985	$5,971,985	$229,418	$34,737
Master Value Opportunities LLC	$365,741	0		$365,741	[2]	—	—	$647	$(21,339)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
8	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$700,400	$10,556
13	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$1,655,672	5,908
Total					$16,464

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,884,408	$10,777,789	—	$26,662,197

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,556	—	—	$10,556
Interest rate contracts	5,908	—	—	5,908
Total	$16,464	—	—	$16,464

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$70,000	—	—	$70,000
Liabilities:
Bank overdraft	—	$(5,441)	—	(5,441)
Total	$70,000	$(5,441)	—	$64,559

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	31

Schedule of Investments October 31, 2013	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 66.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	64,593	$1,961,042
BlackRock Commodity Strategies Fund, Institutional Class	36,954	349,589
BlackRock Equity Dividend Fund, Institutional Class	33,330	772,925
BlackRock EuroFund, Institutional Class	28,421	453,319
BlackRock International Fund, Institutional Class	73,445	1,139,128
BlackRock International Opportunities Portfolio, Institutional Class	15,998	643,770
BlackRock Long-Horizon Equity Fund, Institutional Class	95,332	1,380,413
BlackRock Pacific Fund, Inc., Institutional Class	33,602	710,011
iShares International Developed Real Estate ETF	18,823	639,229
iShares MSCI Germany ETF	17,218	505,348
iShares MSCI Japan ETF	63,189	751,949
iShares MSCI Mexico Capped ETF	5,986	391,245
iShares Russell 2000 ETF	2,282	249,263
iShares U.S. Financials ETF	14,968	1,136,820
iShares U.S. Technology ETF	11,734	965,708
Master Basic Value LLC	$2,797,098	2,797,098
Master Large Cap Growth Portfolio	$2,206,248	2,206,248

		17,053,105

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 28.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	117,425	$1,261,148
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,348	358,097
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,665	444,776
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	124,784	1,259,066
Master Total Return Portfolio	$4,120,728	4,120,728

		7,443,815

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	1,152,930	1,152,930
Total Affiliated Investment Companies (Cost — $22,661,644) — 99.4%		25,649,850
Other Assets Less Liabilities — 0.6%		158,879

Net Assets — 100.0%		$25,808,729

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments	LifePath Active 2030 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	83,772	42,955		62,134		64,593	$1,961,042	$9,297	$164,637
BlackRock Commodity Strategies Fund, Institutional Class	—	36,954		—		36,954	$349,589	$78	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	109,954		109,954		—	—	$26,408	$75,293
BlackRock Equity Dividend Fund, Institutional Class	126,239	41,780		134,689		33,330	$772,925	$30,617	$353,316
BlackRock EuroFund, Institutional Class	—	28,421		—		28,421	$453,319	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	117,425		—		117,425	$1,261,148	$684	—
BlackRock High Yield Bond Portfolio, BlackRock Class	36,897	89,812		126,709		—	—	$25,104	$62,160
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	32,348		—		32,348	$358,097	$3,944	$6,265
BlackRock International Fund, Institutional Class	68,772	35,747		31,074		73,445	$1,139,128	$6,416	$(5,587)
BlackRock International Opportunities Portfolio, Institutional Class	18,333	1,837		4,172		15,998	$643,770	$7,887	$13,140
BlackRock Liquidity Funds, TempFund, Institutional Class	392,896	760,034	[1]	—		1,152,930	$1,152,930	$416	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	———		—	—	$2,778	—
BlackRock Long-Horizon Equity Fund, Institutional Class	110,434	37,506		52,608		95,332	$1,380,413	$40,495	$50,460
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	45,665		—		45,665	$444,776	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	45,598		45,598		—	—	$3,589	$(4,083)
BlackRock Pacific Fund, Inc., Institutional Class	—	33,602		—		33,602	$710,011	$3,174	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	25,739	—		25,739		—	—	—	$92,792
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	124,784		—		124,784	$1,259,066	$1,098	—
iShares International Developed Real Estate ETF	—	20,524		1,701		18,823	$639,229	$38,564	$3,630
iShares MSCI Emerging Markets ETF	12,997	—		12,997		—	—	—	$55,507
iShares MSCI Germany ETF	15,969	1,249		—		17,218	$505,348	$7,488	—
iShares MSCI Japan ETF	—	63,189		—		63,189	$751,949	$1,961	—
iShares MSCI Mexico Capped ETF	—	5,986		—		5,986	$391,245	$2,740	—
iShares Russell 2000 ETF	—	6,848		4,566		2,282	$249,263	$8,413	$73,380
iShares U.S. Financials ETF	—	14,968		—		14,968	$1,136,820	$10,045	—
iShares U.S. Industrials ETF	—	8,072		8,072		—	—	$4,037	$87,578
iShares U.S. Real Estate ETF	—	8,381		8,381		—	—	$10,466	$69,760
iShares U.S. Technology ETF	4,632	11,734		4,632		11,734	$965,708	$6,800	$5,004
Master Basic Value LLC	$857,508	$1,939,590	[1]	—		$2,797,098	$2,797,098	$43,368	$291,711
Master Large Cap Growth Portfolio	$1,353,789	$852,459	[1]	—		$2,206,248	$2,206,248	$30,206	$157,057
Master S&P 500 Index Series	$1,980,356	—		$1,980,356	[2]	—	—	$8,732	$(52,334)
Master Total Return Portfolio	$4,579,931	—		$459,203	[2]	$4,120,728	$4,120,728	$193,703	$28,185
Master Value Opportunities LLC	$632,589	—		$632,589	[2]	—	—	$1,118	$(57,943)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
7	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$612,850	$9,237
13	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$1,655,672	5,908
Total					$15,145

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	33

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,525,776	$9,124,074	—	$25,649,850

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$9,237	—	—	$9,237
Interest rate contracts	5,908	—	—	5,908
Total	$15,145	—	—	$15,145

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$65,000	—	—	$65,000
Liabilities:
Bank overdraft	—	$(5,091)	—	(5,091)
Total	$65,000	$(5,091)	—	$59,909

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,944	$969,809
BlackRock Commodity Strategies Fund, Institutional Class	18,701	176,909
BlackRock Equity Dividend Fund, Institutional Class	21,082	488,894
BlackRock EuroFund, Institutional Class	9,252	147,574
BlackRock International Fund, Institutional Class	50,793	787,805
BlackRock International Opportunities Portfolio, Institutional Class	11,347	456,601
BlackRock Long-Horizon Equity Fund, Institutional Class	56,548	818,814
BlackRock Pacific Fund, Inc., Institutional Class	16,994	359,076
iShares International Developed Real Estate ETF	15,323	520,369
iShares MSCI Germany ETF	8,594	252,234
iShares MSCI Japan ETF	22,635	269,357
iShares MSCI Mexico Capped ETF	2,995	195,753
iShares Russell 2000 ETF	3,568	389,733
iShares U.S. Financials ETF	6,655	505,447
iShares U.S. Technology ETF	5,934	488,368
Master Basic Value LLC	$1,932,226	1,932,226
Master Large Cap Growth Portfolio	$1,408,636	1,408,636

		10,167,605

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 22.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	63,758	$684,763
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,109	111,908
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,140	352,005
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,355	679,608
Master Total Return Portfolio	$1,293,056	1,293,056

		3,121,340

Short-Term Securities — 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	561,774	561,774
Total Affiliated Investment Companies (Cost — $12,179,186) — 99.8%		13,850,719
Other Assets Less Liabilities — 0.2%		23,915

Net Assets — 100.0%		$13,874,634

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	35

Schedule of Investments	LifePath Active 2035 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,959	31,038		44,053		31,944	$969,809	$4,461	$121,856
BlackRock Commodity Strategies Fund, Institutional Class	—	18,701		—		18,701	$176,909	$34	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	51,361		51,361		—	—	$12,730	$33,539
BlackRock Equity Dividend Fund, Institutional Class	81,419	26,806		87,143		21,082	$488,894	$16,275	$215,158
BlackRock EuroFund, Institutional Class	—	9,252		—		9,252	$147,574	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	63,758		—		63,758	$684,763	$371	—
BlackRock High Yield Bond Portfolio, BlackRock Class	24,633	48,943		73,576		—	—	$11,698	$25,490
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	10,109		—		10,109	$111,908	$1,233	$1,958
BlackRock International Fund, Institutional Class	31,216	33,684		14,107		50,793	$787,805	$2,912	$(2,768)
BlackRock International Opportunities Portfolio, Institutional Class	9,688	4,901		3,242		11,347	$456,601	$3,590	$13,147
BlackRock Liquidity Funds, TempFund, Institutional Class	163,571	398,203	[1]	—		561,774	$561,774	$232	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$1,170	—
BlackRock Long-Horizon Equity Fund, Institutional Class	61,485	25,414		30,351		56,548	$818,814	$22,546	$48,649
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	36,140		—		36,140	$352,005	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	36,066		36,066		—	—	$2,146	$(1,654)
BlackRock Pacific Fund, Inc., Institutional Class	—	16,994		—		16,994	$359,076	$1,605	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	13,934	—		13,934		—	—	—	$55,033
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	67,355		—		67,355	$679,608	$593	—
iShares International Developed Real Estate ETF	—	15,323		—		15,323	$520,369	$22,743	—
iShares MSCI Emerging Markets ETF	5,959	—		5,959		—	—	—	$25,450
iShares MSCI Germany ETF	7,015	1,579		—		8,594	$252,234	$3,738	—
iShares MSCI Japan ETF	—	22,635		—		22,635	$269,357	$671	—
iShares MSCI Mexico Capped ETF	—	2,995		—		2,995	$195,753	$1,371	—
iShares Russell 2000 ETF	—	5,132		1,564		3,568	$389,733	$4,167	$25,135
iShares U.S. Financials ETF	—	6,655		—		6,655	$505,447	$4,467	—
iShares U.S. Industrials ETF	—	3,589		3,589		—	—	$1,701	$37,227
iShares U.S. Real Estate ETF	—	4,826		4,826		—	—	$5,695	$38,243
iShares U.S. Technology ETF	2,034	5,934		2,034		5,934	$488,368	$3,354	$2,198
Master Basic Value LLC	$424,541	$1,507,685	[1]	—		$1,932,226	$1,932,226	$23,495	$163,453
Master Large Cap Growth Portfolio	$623,237	$785,399	[1]	—		$1,408,636	$1,408,636	$16,180	$87,463
Master S&P 500 Index Series	$974,823	—		$974,823	[2]	—	—	$4,103	$(28,923)
Master Total Return Portfolio	$474,059	$818,997	[1]	—		$1,293,056	$1,293,056	$66,198	$6,512
Master Value Opportunities LLC	$344,735	—		$344,735	[2]	—	—	$610	$(34,702)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	36

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
4	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$350,200	5,278
7	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$891,516	3,181
Total					$8,459

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$9,216,801	$4,633,918	—	$13,850,719

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,278	—	—	$5,278
Interest rate contracts	3,181	—	—	3,181

Total	$8,459	—	—	$8,459

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$40,000	—	—	$40,000
Liabilities:
Bank overdraft	—	$(2,822)	—	(2,822)

Total	$40,000	$(2,822)	—	$37,178

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	37

Schedule of Investments October 31, 2013	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 78.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,752	$1,692,628
BlackRock Commodity Strategies Fund, Institutional Class	23,565	222,926
BlackRock Equity Dividend Fund, Institutional Class	32,984	764,903
BlackRock EuroFund, Institutional Class	20,279	323,454
BlackRock International Fund, Institutional Class	69,505	1,078,027
BlackRock International Opportunities Portfolio, Institutional Class	14,488	582,988
BlackRock Long-Horizon Equity Fund, Institutional Class	79,968	1,157,930
BlackRock Pacific Fund, Inc., Institutional Class	27,765	586,682
iShares International Developed Real Estate ETF	21,431	727,797
iShares MSCI Germany ETF	8,292	243,370
iShares MSCI Japan ETF	36,332	432,351
iShares MSCI Mexico Capped ETF	2,919	190,786
iShares Russell 2000 ETF	4,725	516,112
iShares U.S. Financials ETF	9,394	713,474
iShares U.S. Technology ETF	5,670	466,641
Master Basic Value LLC	$2,665,379	2,665,379
Master Large Cap Growth Portfolio	$1,814,167	1,814,167

		14,179,615

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 16.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	82,082	$881,561
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,739	96,740
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,166	215,893
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,667	874,473
Master Total Return Portfolio	$972,198	972,198

		3,040,865

Short-Term Securities — 4.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	741,218	741,218
Total Affiliated Investment Companies (Cost — $15,525,563) — 99.9%		17,961,698
Other Assets Less Liabilities — 0.1%		20,661

Net Assets — 100.0%		$17,982,359

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments	LifePath Active 2040 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	63,740	39,517		47,505		55,752	$1,692,628	$7,478	$52,952
BlackRock Commodity Strategy Fund, Institutional Class	—	23,565		—		23,565	$222,926	$50	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	79,133		79,133		—	—	$20,040	$52,474
BlackRock Equity Dividend Fund, Institutional Class	100,606	31,061		98,683		32,984	$764,903	$24,596	$209,837
BlackRock EuroFund, Institutional Class	—	20,279		—		20,279	$323,454	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	82,082		—		82,082	$881,561	$478	—
BlackRock High Yield Bond Portfolio, BlackRock Class	13,569	64,753		78,322		—	—	$13,606	$22,990
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	8,739		—		8,739	$96,740	$1,066	$1,693
BlackRock International Fund, Institutional Class	39,264	61,101		30,860		69,505	$1,078,027	$5,610	$(1,702)
BlackRock International Opportunities Portfolio, Institutional Class	11,769	2,719		—		14,488	$582,988	$6,903	—
BlackRock Liquidity Funds, TempFund, Institutional Class	416,442	324,776	[1]	—		741,218	$741,218	$259	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$1,569	—
BlackRock Long-Horizon Equity Fund, Institutional Class	76,313	43,208		39,553		79,968	$1,157,930	$27,983	$48,523
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	22,166		—		22,166	$215,893	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	22,051		22,051		—	—	$1,743	$(2,047)
BlackRock Pacific Fund, Inc., Institutional Class	—	27,765		—		27,765	$586,682	$2,038	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	17,362	—		17,362		—	—	—	$64,156
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	86,667		—		86,667	$874,473	$763	—
iShares International Developed Real Estate ETF	—	21,431		—		21,431	$727,797	$37,679	—
iShares MSCI Emerging Markets ETF	7,588	—		7,588		—	—	—	$32,407
iShares MSCI Germany ETF	9,077	—		785		8,292	$243,370	$3,606	$3,768
iShares MSCI Japan ETF	—	36,332		—		36,332	$432,351	$942	—
iShares MSCI Mexico Capped ETF	—	3,619		700		2,919	$190,786	$1,336	$(2,011)
iShares Russell 2000 ETF	—	6,773		2,048		4,725	$516,112	$5,445	$32,913
iShares U.S. Financials ETF	—	9,394		—		9,394	$713,474	$6,304	—
iShares U.S. Industrials ETF	—	5,066		5,066		—	—	$2,534	$54,976
iShares U.S. Real Estate ETF	—	7,084		7,084		—	—	$9,429	$63,428
iShares U.S. Technology ETF	2,632	7,533		4,495		5,670	$466,641	$3,394	$3,063
Master Basic Value LLC	$850,787	$1,814,592	[1]	—		$2,665,379	$2,665,379	$36,775	$242,402
Master Large Cap Growth Portfolio	$1,232,751	$581,416	[1]	—		$1,814,167	$1,814,167	$24,650	$126,448
Master S&P 500 Index Series	$1,541,461	—		$1,541,461	[2]	—	—	$6,282	$(46,528)
Master Total Return Portfolio	$816,540	$155,658	[1]	—		$972,198	$972,198	$63,996	$6,808
Master Value Opportunities LLC	$441,958	—		$441,958	[2]	—	—	$784	$(40,362)

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	39

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
5	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$437,750	$6,598
7	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$891,516	3,181
Total					$9,779

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$12,509,954	$5,451,744	—	$17,961,698

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$6,598	—	—	$6,598
Interest rate contracts	3,181	—	—	3,181

Total	$9,779	—	—	$9,779

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$45,000	—	—	$45,000
Liabilities:
Bank overdraft	—	$(3,172)	—	(3,172)

Total	$45,000	$(3,172)	—	$41,828

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,220	$796,047
BlackRock Commodity Strategies Fund, Institutional Class	12,109	114,551
BlackRock Equity Dividend Fund, Institutional Class	15,404	357,215
BlackRock EuroFund, Institutional Class	4,085	65,154
BlackRock International Fund, Institutional Class	43,244	670,712
BlackRock International Opportunities Portfolio, Institutional Class	9,261	372,680
BlackRock Long-Horizon Equity Fund, Institutional Class	42,642	617,462
BlackRock Pacific Fund, Inc., Institutional Class	11,962	252,753
iShares International Developed Real Estate ETF	13,721	465,965
iShares MSCI Germany ETF	4,079	119,719
iShares MSCI Japan ETF	17,738	211,082
iShares MSCI Mexico Capped ETF	1,436	93,857
iShares Russell 2000 ETF	2,302	251,447
iShares U.S. Financials ETF	4,189	318,155
iShares U.S. Technology ETF	2,882	237,189
Master Basic Value LLC	$1,454,878	1,454,878
Master Large Cap Growth Portfolio	$1,125,187	1,125,187

		7,524,053

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 12.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	32,590	$350,020
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,171	108,805
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,000	433,867
Master Total Return Portfolio	$174,614	174,614

		1,067,306

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	263,040	263,040
Total Affiliated Investment Companies (Cost — $7,630,013) — 99.8%		8,854,399
Other Assets Less Liabilities — 0.2%		13,403

Net Assets — 100.0%		$8,867,802

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	41

Schedule of Investments	LifePath Active 2045 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	30,093	23,405		27,278		26,220	$796,047	$3,644	$28,845
BlackRock Commodity Strategy Fund, Institutional Class	—	12,109		—		12,109	$114,551	$22	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	38,606		38,606		—	—	$9,588	$24,663
BlackRock Equity Dividend Fund, Institutional Class	48,177	26,728		59,501		15,404	$357,215	$12,609	$104,808
BlackRock EuroFund, Institutional Class	—	4,085		—		4,085	$65,154	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	32,590		—		32,590	$350,020	$190	—
BlackRock High Yield Bond Portfolio, BlackRock Class	13,493	18,870		32,363		—	—	$6,763	$9,483
BlackRock International Fund, Institutional Class	28,839	27,057		12,652		43,244	$670,712	$2,755	$(1,431)
BlackRock International Opportunities Portfolio, Institutional Class	4,819	4,442		—		9,261	$372,680	$3,387	—
BlackRock Liquidity Funds, TempFund, Institutional Class	172,264	90,776	[1]	—		263,040	$263,040	$143	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$733	—
BlackRock Long-Horizon Equity Fund, Institutional Class	34,329	25,889		17,576		42,642	$617,462	$12,588	$12,941
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	11,171		—		11,171	$108,805	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	11,168		11,168		—	—	$881	$(1,038)
BlackRock Pacific Fund, Inc., Institutional Class	—	11,962		—		11,962	$252,753	$1,032	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,848	—		7,848		—	—	—	$26,828
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	43,000		—		43,000	$433,867	$379	—
iShares International Developed Real Estate ETF	—	13,900		179		13,721	$465,965	$21,270	$(5)
iShares MSCI Emerging Markets ETF	3,659	—		3,659		—	—	—	$15,627
iShares MSCI Germany ETF	4,374	—		295		4,079	$119,719	$1,774	$1,416
iShares MSCI Japan ETF	—	17,738		—		17,738	$211,082	$314	—
iShares MSCI Mexico Capped ETF	—	1,755		319		1,436	$93,857	$657	$(916)
iShares Russell 2000 ETF	—	2,971		669		2,302	$251,447	$2,353	$10,752
iShares U.S. Financials ETF	—	4,189		—		4,189	$318,155	$2,811	—
iShares U.S. Industrials ETF	—	2,309		2,309		—	—	$1,100	$24,063
iShares U.S. Real Estate ETF	—	4,060		4,060		—	—	$4,818	$32,365
iShares U.S. Technology ETF	1,268	3,816		2,202		2,882	$237,189	$1,706	$1,480
Master Basic Value LLC	$378,502	$1,076,376	[1]	—		$1,454,878	$1,454,878	$18,806	$127,230
Master Large Cap Growth Portfolio	$589,253	$535,934	[1]	—		$1,125,187	$1,125,187	$12,618	$66,470
Master S&P 500 Index Series	$608,887	—		$608,887	[2]	—	—	$2,599	$(18,831)
Master Total Return Portfolio	$323,168	—		$148,554	[2]	$174,614	$174,614	$19,213	$(9,735)
Master Value Opportunities LLC	$101,627	—		$101,627	[2]	—	—	$163	$177

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
3	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$262,650	$3,959
3	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$382,078	1,363
Total					$5,322

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,099,720	$2,754,679	—	$8,854,399

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$3,959	—	—	$3,959
Interest rate contracts	1,363	—	—	1,363
Total	$5,322	—	—	$5,322

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$25,000	—	—	$25,000
Liabilities:
Bank overdraft	—	$(1,659)	—	(1,659)
Total	$25,000	$(1,659)	—	$23,341

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	43

Schedule of Investments October 31, 2013	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,919	$756,548
BlackRock Commodity Strategies Fund, Institutional Class	10,389	98,281
BlackRock Equity Dividend Fund, Institutional Class	15,321	355,299
BlackRock EuroFund, Institutional Class	7,562	120,613
BlackRock International Fund, Institutional Class	32,513	504,281
BlackRock International Opportunities Portfolio, Institutional Class	8,400	338,008
BlackRock Long-Horizon Equity Fund, Institutional Class	35,426	512,962
BlackRock Pacific Fund, Inc., Institutional Class	10,547	222,861
iShares International Developed Real Estate ETF	12,026	408,403
iShares MSCI Germany ETF	3,352	98,381
iShares MSCI Japan ETF	11,374	135,351
iShares MSCI Mexico Capped ETF	1,180	77,125
iShares Russell 2000 ETF	1,810	197,706
iShares U.S. Financials ETF	3,087	234,458
iShares U.S. Technology ETF	2,357	193,981
Master Basic Value LLC	$1,316,516	1,316,516
Master Large Cap Growth Portfolio	$895,203	895,203

		6,465,977

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 6.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	12,966	$139,254
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,086	59,277
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,099	172,528
Master Total Return Portfolio	$70,396	70,396

		441,455

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	205,235	205,235
Total Affiliated Investment Companies (Cost — $6,090,213) — 100.0%		7,112,667
Other Assets Less Liabilities — 0.0%		2,731

Net Assets — 100.0%		$7,115,398

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments	LifePath Active 2050 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,655	19,467		19,203		24,919	$756,548	$3,172	$7,938
BlackRock Commodity Strategies Fund, Institutional Class	—	10,389		—		10,389	$98,281	$18	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	32,422		32,422		—	—	$8,186	$20,264
BlackRock Equity Dividend Fund, Institutional Class	38,002	19,706		42,387		15,321	$355,299	$11,350	$70,743
BlackRock EuroFund, Institutional Class	—	7,562		—		7,562	$120,613	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	—	12,966		—		12,966	$139,254	$75	—
BlackRock High Yield Bond Portfolio, BlackRock Class	16,188	15,141		31,329		—	—	$6,263	$16,457
BlackRock International Fund, Institutional Class	18,329	17,912		3,728		32,513	$504,281	$2,485	$(858)
BlackRock International Opportunities Portfolio, Institutional Class	4,165	4,235		—		8,400	$338,008	$3,055	—
BlackRock Liquidity Funds, TempFund, Institutional Class	123,189	82,046	[1]	—		205,235	$205,235	$111	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$537	—
BlackRock Long-Horizon Equity Fund, Institutional Class	27,671	25,173		17,418		35,426	$512,962	$10,147	$10,653
BlackRock Low Duration Bond Portfolio, BlackRock Class	—	6,086		—		6,086	$59,277	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	—	6,100		6,100		—	—	$486	$(606)
BlackRock Pacific Fund, Inc., Institutional Class	—	10,547		—		10,547	$222,861	$840	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	6,291	—		6,291		—	—	—	$22,121
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	17,099		—		17,099	$172,528	$151	—
iShares International Developed Real Estate ETF	—	12,677		651		12,026	$408,403	$18,925	$(17)
iShares MSCI Emerging Markets ETF	2,716	—		2,716		—	—	—	$11,599
iShares MSCI Germany ETF	3,274	78		—		3,352	$98,381	$1,458	—
iShares MSCI Japan ETF	—	11,374		—		11,374	$135,351	$254	—
iShares MSCI Mexico Capped ETF	—	1,514		334		1,180	$77,125	$540	$(959)
iShares Russell 2000 ETF	—	2,339		529		1,810	$197,706	$1,799	$7,016
iShares U.S. Financials ETF	—	3,401		314		$3,087	$234,458	$2,072	$661
iShares U.S. Industrials ETF	—	1,875		1,875		—	—	$690	$15,500
iShares U.S. Real Estate ETF	—	3,677		3,677		—	—	$4,345	$29,652
iShares U.S. Technology ETF	949	3,108		1,700		2,357	$193,981	$1,371	$1,114
Master Basic Value LLC	$298,915	$1,017,601	[1]	—		$1,316,516	$1,316,516	$16,400	$113,072
Master Large Cap Growth Portfolio	$459,484	$435719	[1]	—		$895,203	$895,203	$10,862	$58,060
Master S&P 500 Index Series	$496,801	—		$496,801	[2]	—	—	$2,107	$(14,605)
Master Total Return Portfolio	$214,076	—		$143,680	[2]	$70,396	$70,396	$6,205	$1,782
Master Value Opportunities LLC	$159,908	—		$159,908	[2]	—	—	$283	$(14,256)
[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	45

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$175,100	$2,639
1	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	$127,359	455
Total					$3,094

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,830,552	$2,282,115	—	$7,112,667

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,639	—	—	$2,639
Interest rate contracts	455	—	—	455
Total	$3,094	—	—	$3,094

[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
Bank overdraft	—	$(903)	—	(903)
Total	$20,000	$(903)	—	$19,097

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 94.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,443	$286,677
BlackRock Commodity Strategies Fund, Institutional Class	4,316	40,830
BlackRock Equity Dividend Fund, Institutional Class	7,129	165,315
BlackRock EuroFund, Institutional Class	2,946	46,995
BlackRock International Fund, Institutional Class	8,769	136,010
BlackRock International Opportunities Portfolio, Institutional Class	2,973	119,653
BlackRock Long-Horizon Equity Fund, Institutional Class	12,565	181,936
BlackRock Pacific Fund, Inc., Institutional Class	3,479	73,518
iShares International Developed Real Estate ETF	4,676	158,797
iShares MSCI Germany ETF	1,233	36,189
iShares MSCI Japan ETF	4,759	56,632
iShares MSCI Mexico Capped ETF	434	28,366
iShares Russell 2000 ETF	215	23,484
iShares U.S. Financials ETF	1,065	80,887
iShares U.S. Technology ETF	843	69,379
Master Basic Value LLC	$396,858	396,858
Master Large Cap Growth Portfolio	$309,744	309,744

		2,211,270

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156	$23,157
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200	21,431
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274	22,942

		67,530

Short-Term Securities — 2.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)	66,126	66,126
Total Affiliated Investment Companies (Cost — $ 2,135,381) — 100.2%		2,344,926
Liabilities in Excess of Other Assets — (0.2)%		(3,561)

Net Assets — 100.0%		$2,341,365

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	47

Schedule of Investments	LifePath Active 2055 Portfolio

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,013		1,570	9,443	$286,677	—	$3,905
BlackRock Commodity Strategies Fund, Institutional Class	4,316		—	4,316	$40,830	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	12,099		12,099	—	—	—	$(3,547)
BlackRock Equity Dividend Fund, Institutional Class	13,547		6,418	7,129	$165,315	$3,218	$4,836
BlackRock EuroFund, Institutional Class	2,946		—	2,946	$46,995	—	—
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156		—	2,156	$23,157	$13	—
BlackRock High Yield Bond Fund, Institutional Class	5,000		5,000	—	—	$88	$4
BlackRock International Fund, Institutional Class	8,769		—	8,769	$136,010	—	—
BlackRock International Opportunities Portfolio, Institutional Class	2,973		—	2,973	$119,653	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	66,126	[1]	—	66,126	$66,126	$24	—
BlackRock Liquidity Series, LLC, Money Market Series	—	[1]	—	—	—	$42	—
BlackRock Long-Horizon Equity Fund, Institutional Class	17,018		4,453	12,565	$181,936	—	$1,112
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200		—	2,200	$21,431	—	—
BlackRock Low Duration Bond Portfolio, Institutional Class	2,190		2,190	—	—	$177	$(218)
BlackRock Pacific Fund, Inc., Institutional Class	3,479		—	3,479	$73,518	$302	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274		—	2,274	$22,942	$20	—
iShares International Developed Real Estate ETF	4,972		296	4,676	$158,797	$4,320	$534
iShares MSCI Germany ETF	1,233		—	1,233	$36,189	$536	—
iShares MSCI Japan ETF	4,759		—	4,759	$56,632	$93	—
iShares MSCI Mexico Capped ETF	555		121	434	$28,366	$199	$(348)
iShares Russell 2000 ETF	425		210	215	$23,484	$265	$1,231
iShares U.S. Financials ETF	1,065		—	1,065	$80,887	$714	—
iShares U.S. Industrials ETF	580		580	—	—	$179	$1,151
iShares U.S. Real Estate ETF	1,488		1,488	—	—	$858	$5,555
iShares U.S. Technology ETF	1,119		276	843	$69,379	$397	$32
Master Basic Value LLC	$396,858	[1]	—	$396,858	$396,858	$4,510	$30,051
Master Large Cap Growth Portfolio	$309,744	[1]	—	$309,744	$309,744	$2,727	$19,932

[1]	Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	$87,550	$1,320

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,638,324	$706,602	—	$2,344,926

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,320	—	—	$1,320
[1] Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$721	—	—	$721
Cash pledged for financial futures contracts	10,000	—	—	$10,000
Total	$10,721	$—	—	$10,721

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	49

Statements of Assets and Liabilities

October 31, 2013	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Assets
Investments at value — affiliated[1]	$21,583,990	$26,843,339	$26,662,197	$25,649,850	$13,850,719	$17,961,698	$8,854,399	$7,112,667	$2,344,926
Cash	—	—	—	—	—	—	—	—	721
Cash pledged for financial futures contracts	70,000	80,000	70,000	65,000	40,000	45,000	25,000	20,000	10,000
Receivable from Manager	19,134	17,996	17,149	17,149	13,591	16,432	13,543	13,683	4,914
Capital shares sold receivable	5,631	11,227	19,132	126,271	7,847	6,950	9,513	10,562	—
Dividends receivable — affiliated	15	19	21	15	11	12	7	5	1
Securities lending income receivable — affiliated	—	71	—	18	—	—	—	—	—
Deferred offering costs	—	—	—	—	—	—	—	—	23,360
Prepaid expenses	21,354	21,673	21,660	21,564	21,142	21,252	20,982	20,921	2,130

Total assets	21,700,124	26,974,325	26,790,159	25,879,867	13,933,310	18,051,344	8,923,444	7,177,838	2,386,052

Liabilities
Bank overdraft	5,350	6,050	5,441	5,091	2,822	3,172	1,659	903	—
Variation margin payable on financial futures contracts	5,275	6,215	5,754	5,284	2,954	3,424	1,870	1,093	470
Capital shares redeemed payable	2,660	1,317	132	3,763	2,024	8,112	3,587	11,540	1,489
Professional fees payable	32,997	33,515	33,224	33,586	33,611	33,504	33,556	33,872	34,520
Service and distribution fees payable	5,677	7,229	7,176	6,676	3,726	4,806	2,455	1,913	28
Custodian fees payable	4,482	4,541	4,558	4,055	4,498	4,484	4,506	4,527	4,115
Printing fees payable	3,738	4,372	4,235	4,413	2,361	3,207	1,466	1,237	1,269
Officer’s and Trustees’ fees payable	498	434	439	435	586	530	628	641	363
Other accrued expenses payable	8,037	7,742	7,560	7,835	6,094	7,746	5,915	6,714	2,433

Total liabilities	68,714	71,415	68,519	71,138	58,676	68,985	55,642	62,440	44,687

Net Assets	$21,631,410	$26,902,910	$26,721,640	$25,808,729	$13,874,634	$17,982,359	$8,867,802	$7,115,398	$2,341,365

Net Assets Consist of
Paid-in capital	$18,623,218	$22,487,684	$22,772,744	$20,789,548	$11,140,346	$14,338,623	$7,074,064	$5,615,121	$2,049,675
Undistributed net investment income	361,119	428,975	339,041	307,431	70,148	101,549	36,535	26,720	16,595
Accumulated net realized gain	1,078,372	1,480,577	1,189,616	1,708,399	984,148	1,096,273	527,495	448,009	64,230
Net unrealized appreciation/depreciation	1,568,701	2,505,674	2,420,239	3,003,351	1,679,992	2,445,914	1,229,708	1,025,548	210,865

Net Assets	$21,631,410	$26,902,910	$26,721,640	$25,808,729	$13,874,634	$17,982,359	$8,867,802	$7,115,398	$2,341,365

[1] Investments at cost — affiliated	$20,030,478	$24,355,493	$24,258,422	$22,661,644	$12,179,186	$15,525,563	$7,630,013	$6,090,213	$2,135,381

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2013

Statements of Assets and Liabilities (concluded)

October 31, 2013	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Net Asset Value
Institutional
Net assets	$50,802	$82,674	$30,259	$39,291	$29,871	$88,101	$72,767	$135,858	$28,588

Shares outstanding[1]	4,453	7,206	2,687	3,514	2,634	7,676	5,992	12,225	2,501

Net asset value	$11.41	$11.47	$11.26	$11.18	$11.34	$11.48	$12.14	$11.11	$11.43

Investor A
Net assets	$15,076,040	$16,883,835	$17,802,928	$17,114,674	$8,329,086	$11,640,078	$4,944,216	$4,008,681	$81,415

Shares outstanding[1]	1,332,005	1,481,532	1,590,069	1,544,246	740,387	1,024,061	412,363	364,421	7,131

Net asset value	$11.32	$11.40	$11.20	$11.08	$11.25	$11.37	$11.99	$11.00	$11.42

Class K
Net assets	$521,140	$945,864	$477,509	$1,020,505	$718,514	$467,691	$403,649	$344,446	$2,202,864

Shares outstanding[1]	45,651	82,383	42,337	91,232	63,318	40,739	33,199	30,980	192,500

Net asset value	$11.42	$11.48	$11.28	$11.19	$11.35	$11.48	$12.16	$11.12	$11.44

Class R
Net assets	$5,983,428	$8,990,537	$8,410,944	$7,634,259	$4,797,163	$5,786,489	$3,447,170	$2,626,413	$28,498

Shares outstanding[1]	529,217	795,596	756,126	692,566	429,132	511,106	289,567	239,736	2,500

Net asset value	$11.31	$11.30	$11.12	$11.02	$11.18	$11.32	$11.90	$10.96	$11.40

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	51

Statements of Operations

Year Ended October 31, 2013	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio[1]

Investment Income
Dividends — affiliated	$156,297	$222,002	$200,389	$249,721	$128,333	$183,282	$90,784	$77,793	$11,403
Other income — affiliated	1,855	2,548	1,967	2,484	1,102	1,504	708	527	39
Securities lending income — affiliated — net	116	295	142	294	68	65	25	10	3
Net investment income allocated from affiliated Master Portfolios:
Income	371,087	387,318	299,190	277,127	110,586	132,487	53,399	35,857	7,237
Expenses	(37,002)	(40,505)	(35,910)	(34,746)	(16,118)	(20,737)	(9,547)	(7,313)	(2,000)

Total income	492,353	571,658	465,778	494,880	223,971	296,601	135,369	106,874	16,682

Fund Expenses
Registration	51,673	50,739	50,845	50,586	49,050	51,249	48,691	48,925	2,885
Professional	47,186	48,922	44,723	47,781	40,378	42,534	36,483	35,745	36,820
Service and distribution — Class R	34,286	44,866	36,938	40,576	19,528	26,988	15,412	12,546	90
Service — Investor A	28,943	33,306	32,086	32,301	15,594	21,034	8,660	6,998	71
Printing	25,506	29,863	25,325	28,350	15,056	19,598	10,561	9,507	1,929
Custodian	13,474	13,699	13,907	11,522	13,792	13,817	13,699	13,694	8,220
Accounting	10,978	10,978	10,978	10,978	10,978	10,978	10,978	10,978	5,045
Officer and Trustees	5,088	5,151	5,033	5,120	5,060	5,086	4,995	4,995	3,922
Administration	14,142	17,308	15,394	16,381	7,979	10,685	5,157	4,192	1,080
Administration — Institutional	15	7	7	7	7	14	11	17	5
Administration — Investor A	2,889	3,325	3,201	3,225	1,557	2,100	864	699	7
Administration — Class K2	98	194	78	198	120	97	73	55	344
Administration — Class R	1,711	2,240	1,844	2,026	974	1,347	769	626	5
Transfer agent — Institutional	236	222	187	246	192	284	270	269	69
Transfer agent — Investor A	15,909	19,512	16,772	17,274	13,008	17,968	11,533	14,303	131
Transfer agent — Class K2	365	449	442	528	405	523	589	428	99
Transfer agent — Class R	13,257	11,699	11,190	14,121	9,126	14,509	9,353	12,775	96
Organization and offering	—	—	—	—	—	—	—	—	105,487
Miscellaneous	11,279	11,225	11,154	11,218	11,071	11,096	10,988	10,981	5,621

Total expenses	277,035	303,705	280,104	292,438	213,875	249,907	189,086	187,733	171,926
Less administration fees waived	(14,142)	(17,308)	(15,394)	(16,381)	(7,979)	(10,685)	(5,157)	(4,192)	(1,080)
Less administration fees waived — class specific	(4,386)	(5,362)	(4,859)	(5,107)	(2,649)	(3,475)	(1,716)	(1,392)	(361)
Less transfer agent fees waived — class specific	(723)	(692)	(797)	(876)	(579)	(982)	(556)	(653)	(7)
Less transfer agent fees reimbursed — class specific	(10,886)	(9,249)	(7,755)	(10,394)	(11,543)	(17,798)	(14,390)	(21,594)	(321)
Less expenses reimbursed by Manager	(165,184)	(170,577)	(161,965)	(165,555)	(145,385)	(154,358)	(136,395)	(134,825)	(169,929)

Total expenses after fees waived and reimbursed	81,714	100,517	89,334	94,125	45,740	62,609	30,872	25,077	228

Net investment income	410,639	471,141	376,444	400,755	178,231	233,992	104,497	81,797	16,454

Realized and Unrealized Gain
Net realized gain from:
Investments — affiliated	759,400	1,098,237	729,551	1,063,590	618,260	613,227	279,511	202,749	14,247
Capital gain distributions received from affiliated investment companies	31,504	39,951	26,088	39,662	20,401	24,193	10,370	8,529	—
Allocation from affiliated Master Portfolios	204,060	298,693	363,428	366,676	193,803	288,768	165,311	144,053	49,983

	994,964	1,436,881	1,119,067	1,469,928	832,464	926,188	455,192	355,331	64,230

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	384,883	630,514	960,675	934,588	422,019	888,099	492,171	439,846	147,410
Allocation from affiliated Master Portfolios	111,941	284,133	370,770	514,516	320,407	454,136	251,429	213,708	62,135
Financial futures contracts	15,189	17,828	16,464	15,145	8,459	9,779	5,322	3,094	1,320

	512,013	932,475	1,347,909	1,464,249	750,885	1,352,014	748,922	656,648	210,865

Total realized and unrealized gain	1,506,977	2,369,356	2,466,976	2,934,177	1,583,349	2,278,202	1,204,114	1,011,979	275,095

Net Increase in Net Assets Resulting from Operations	$1,917,616	$2,840,497	$2,843,420	$3,334,932	$1,761,580	$2,512,194	$1,308,611	$1,093,776	$291,549

[1]	For the period February 28, 2013 (Commencement of Operations) to October 31, 2013.
[2]	On November 27, 2012, each fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2013

Statements of Changes in Net Assets

	LifePath Active 2015 Portfolio		LifePath Active 2020 Portfolio		LifePath Active 2025 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase in Net Assets:	2013	2012	2013	2012	2013	2012

Operations
Net investment income	$410,639	$349,065	$471,141	$414,782	$376,444	$250,837
Net realized gain	994,964	429,837	1,436,881	519,960	1,119,067	362,385
Net change in unrealized appreciation/depreciation	512,013	544,432	932,475	759,096	1,347,909	509,520

Net increase in net assets resulting from operations	1,917,616	1,323,334	2,840,497	1,693,838	2,843,420	1,122,742

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,383)	—	(9,647)	—	(3,164)	—
Investor A	(124,212)	(233,212)	(145,414)	(237,302)	(123,816)	(141,264)
Class K2	(451)	(3,084)	(436)	(9,546)	(399)	(3,267)
Class R	(92,954)	(138,705)	(94,503)	(173,153)	(72,621)	(90,469)
Net realized gain:
Institutional	(3,415)	—	(15,086)	—	(3,772)	—
Investor A	(231,372)	(266,415)	(298,390)	(277,514)	(187,365)	(289,733)
Class K2	(650)	(3,101)	(687)	(9,483)	(479)	(5,726)
Class R	(196,011)	(187,188)	(231,298)	(224,180)	(133,612)	(233,299)

Decrease in net assets resulting from dividends and distributions to shareholders	(651,448)	(831,705)	(795,461)	(931,178)	(525,228)	(763,758)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,859,669	2,024,009	4,408,400	1,767,193	9,695,211	2,609,533

Net Assets
Total increase in net assets	4,125,837	2,515,638	6,453,436	2,529,853	12,013,403	2,968,517
Beginning of year	17,505,573	14,989,935	20,449,474	17,919,621	14,708,237	11,739,720

End of year	$21,631,410	$17,505,573	$26,902,910	$20,449,474	$26,721,640	$14,708,237

Undistributed net investment income, end of year	$361,119	$221,235	$428,975	$260,160	$339,041	$159,283

[1]	Determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	53

Statements of Changes in Net Assets (continued)

	LifePath Active 2030 Portfolio		LifePath Active 2035 Portfolio		LifePath Active 2040 Portfolio
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012	2013	2012

Operations
Net investment income	$400,755	$294,344	$178,231	$107,809	$233,992	$124,998
Net realized gain	1,469,928	468,293	832,464	280,041	926,188	305,254
Net change in unrealized appreciation/depreciation	1,464,249	745,221	750,885	366,918	1,352,014	389,571

Net increase in net assets resulting from operations	3,334,932	1,507,858	1,761,580	754,768	2,512,194	819,823

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(7,167)	—	(5,568)	—	(8,205)	—
Investor A	(123,300)	(149,990)	(89,863)	(58,797)	(108,113)	(58,230)
Class K2	(416)	(8,515)	(583)	(3,180)	(724)	(3,272)
Class R	(99,116)	(116,496)	(53,986)	(23,024)	(72,959)	(26,498)
Net realized gain:
Institutional	(9,735)	—	(5,920)	—	(6,477)	—
Investor A	(220,137)	(402,158)	(119,684)	(89,889)	(107,693)	(208,658)
Class K2	(568)	(18,664)	(623)	(3,621)	(574)	(8,253)
Class R	(212,140)	(382,863)	(81,002)	(59,977)	(81,804)	(136,750)

Decrease in net assets resulting from dividends and distributions to shareholders	(672,579)	(1,078,686)	(357,229)	(238,488)	(386,549)	(441,661)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,068,440	2,821,971	4,194,430	(598,943)	4,041,429	2,599,504

Net Assets
Total increase (decrease) in net assets	6,730,793	3,251,143	5,598,781	(82,663)	6,167,074	2,977,666
Beginning of year	19,077,936	15,826,793	8,275,853	8,358,516	11,815,285	8,837,619

End of year	$25,808,729	$19,077,936	$13,874,634	$8,275,853	$17,982,359	$11,815,285

Undistributed net investment income, end of year	$307,431	$173,138	$70,148	$63,902	$101,549	$87,305

[1]	Determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2013

Statements of Changes in Net Assets (concluded)

	LifePath Active 2045 Portfolio		LifePath Active 2050 Portfolio		LifePath Active 2055 Portfolio
	Year Ended October 31,		Year Ended October 31,		Period February 28, 2013[3] to
Increase in Net Assets:	2013	2012	2013	2012	October 31, 2013

Operations
Net investment income	$104,497	$56,062	$81,797	$44,249	$16,454
Net realized gain	455,192	124,089	355,331	104,063	64,230
Net change in unrealized appreciation/depreciation	748,922	240,073	656,648	162,291	210,865

Net increase in net assets resulting from operations	1,308,611	420,224	1,093,776	310,603	291,549

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(4,806)	—	(2,799)	—	—
Investor A	(47,683)	(16,317)	(36,646)	(15,905)	—
Class K2	(553)	(2,034)	(549)	(1,380)	—
Class R	(37,957)	(16,649)	(34,006)	(12,715)	—
Net realized gain:
Institutional	(2,452)	—	(1,952)	—	—
Investor A	(29,654)	(26,461)	(31,534)	(57,696)	—
Class K2	(283)	(2,311)	(384)	(3,601)	—
Class R	(28,574)	(37,592)	(33,241)	(67,688)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(151,962)	(101,364)	(141,111)	(158,985)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,321,826	1,113,262	1,859,959	1,013,384	2,049,816

Net Assets
Total increase in net assets	3,478,475	1,432,122	2,812,624	1,165,002	2,341,365
Beginning of period	5,389,327	3,957,205	4,302,774	3,137,772	—

End of period	$8,867,802	$5,389,327	$7,115,398	$4,302,774	$2,341,365

Undistributed net investment income, end of period	$36,535	$36,951	$26,720	$28,776	$16,595

[1]	Determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s (except with respect to the LifePath Active 2055 Portfolio) Institutional Shares were redesignated as Class K Shares.

[3]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	55

Financial Highlights	LifePath Active 2015 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.72	$10.63	$10.28	$10.05	$8.92	$7.73

Net investment income[2]	0.23	0.24	0.26	0.23	0.22	0.22
Net realized and unrealized gain	0.90	0.85	0.70	0.18	1.08	1.17

Net increase from investment operations	1.13	1.09	0.96	0.41	1.30	1.39

Dividends and distributions from:[3]
Net investment income	(0.18)	(0.14)	(0.28)	(0.18)	(0.17)	(0.20)
Net realized gain	(0.26)	(0.26)	(0.33)	—	—	—

Total dividends and distributions	(0.44)	(0.40)	(0.61)	(0.18)	(0.17)	(0.20)

Net asset value, end of period	$11.41	$11.32	$10.63	$10.28	$10.05	$8.92

Total Investment Return[4]
Based on net asset value	10.93%[5]	10.59%	9.96%	4.10%[6]	14.69%[7]	18.52%

Ratios to Average Net Assets
Total expenses	1.69%[8,9]	1.58%[8]	1.69%[10]	1.62%[11]	1.70%[12]	2.81%[13]

Total expenses after fees waived and reimbursed	0.31%[8,9]	0.56%[8]	0.73%[10]	0.65%[11]	0.47%[12]	0.50%[13]

Net investment income	2.58%[8,9]	2.22%[8]	2.50%[10]	2.23%[11]	2.31%[12]	2.80%[13]

Supplemental Data
Net assets, end of period (000)	$51	$15,076	$9,189	$8,594	$5,429	$3,437

Portfolio turnover	97%[14]	97%	87%	112%	98%	57%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2015 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.72	$10.37	$10.12	$8.97	$7.78	$10.62	$10.26	$10.04	$8.91	$7.74

Net investment income[2]	0.26	0.30	0.27	0.26	0.38	0.22	0.23	0.20	0.18	0.20
Net realized and unrealized gain	0.88	0.70	0.19	1.08	1.03	0.85	0.70	0.18	1.09	1.15

Net increase from investment operations	1.14	1.00	0.46	1.34	1.41	1.07	0.93	0.38	1.27	1.35

Dividends and distributions from:[3]
Net investment income	(0.18)	(0.32)	(0.21)	(0.19)	(0.22)	(0.12)	(0.24)	(0.16)	(0.14)	(0.18)
Net realized gain	(0.26)	(0.33)	—	—	—	(0.26)	(0.33)	—	—	—

Total dividends and distributions	(0.44)	(0.65)	(0.21)	(0.19)	(0.22)	(0.38)	(0.57)	(0.16)	(0.14)	(0.18)

Net asset value, end of year	$11.42	$10.72	$10.37	$10.12	$8.97	$11.31	$10.62	$10.26	$10.04	$8.91

Total Investment Return[4]
Based on net asset value	11.03%	10.31%	4.56%[5]	15.09%[6]	18.78%	10.42%	9.59%	3.76%[5]	14.36%[6]	17.92%

Ratios to Average Net Assets
Total expenses	1.30%[7]	1.50%[8]	1.51%[9]	1.55%[10]	3.10%[11]	1.86%[7]	1.91%[8]	1.92%[9]	2.06%[10]	3.19%[11]

Total expenses after fees waived and reimbursed	0.20%[7]	0.28%[8]	0.27%[9]	0.10%[10]	0.12%[11]	0.80%[7]	0.96%[8]	0.97%[9]	0.81%[10]	0.84%[11]

Net investment income	2.45%[7]	2.88%[8]	2.61%[9]	2.70%[10]	4.86%[11]	2.06%[7]	2.21%[8]	1.92%[9]	1.96%[10]	2.51%[11]

Supplemental Data
Net assets, end of year (000)	$521	$139	$96	$54	$45	$5,983	$8,177	$6,299	$5,649	$3,793

Portfolio turnover	97%	87%	112%	98%	57%	97%	87%	112%	98%	57%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.13% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	57

Financial Highlights	LifePath Active 2020 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.57	$10.49	$10.08	$9.84	$8.71	$7.53

Net investment income[2]	0.10	0.23	0.24	0.20	0.19	0.20
Net realized and unrealized gain	1.23	1.07	0.71	0.22	1.09	1.16

Net increase from investment operations	1.33	1.30	0.95	0.42	1.28	1.36

Dividends and distributions from:[3]
Net investment income	(0.17)	(0.13)	(0.25)	(0.18)	(0.15)	(0.18)
Net realized gain	(0.26)	(0.26)	(0.29)	—	—	—

Total dividends and distributions	(0.43)	(0.39)	(0.54)	(0.18)	(0.15)	(0.18)

Net asset value, end of period	$11.47	$11.40	$10.49	$10.08	$9.84	$8.71

Total Investment Return[4]
Based on net asset value	13.05%[5]	12.83%	9.98%	4.24%[6]	14.78%[7]	18.56%

Ratios to Average Net Assets
Total expenses	1.85%[8,9]	1.42%[8]	1.54%[10]	1.52%[11]	1.52%[12]	2.31%[13]

Total expenses after fees waived and reimbursed	0.30%[8,9]	0.54%[8]	0.72%[10]	0.68%[11]	0.55%[12]	0.55%[13]

Net investment income	2.54%[8,9]	2.10%[8]	2.35%[10]	1.97%[11]	2.05%[12]	2.54%[13]

Supplemental Data
Net assets, end of period (000)	$83	$16,884	$11,084	$9,994	$8,433	$4,926

Portfolio turnover	91%[14]	91%	68%	138%	106%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2020 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.57	$10.16	$9.90	$8.75	$7.57	$10.41	$10.01	$9.77	$8.65	$7.50

Net investment income[2]	0.26	0.28	0.25	0.23	0.23	0.20	0.21	0.17	0.16	0.16
Net realized and unrealized gain	1.08	0.71	0.22	1.09	1.15	1.06	0.70	0.22	1.09	1.16

Net increase from investment operations	1.34	0.99	0.47	1.32	1.38	1.26	0.91	0.39	1.25	1.32

Dividends and distributions from:[3]
Net investment income	(0.17)	(0.29)	(0.21)	(0.17)	(0.20)	(0.11)	(0.22)	(0.15)	(0.13)	(0.17)
Net realized gain	(0.26)	(0.29)	—	—	—	(0.26)	(0.29)	—	—	—

Total dividends and distributions	(0.43)	(0.58)	(0.21)	(0.17)	(0.20)	(0.37)	(0.51)	(0.15)	(0.13)	(0.17)

Net asset value, end of year	$11.48	$10.57	$10.16	$9.90	$8.75	$11.30	$10.41	$10.01	$9.77	$8.65

Total Investment Return[4]
Based on net asset value	13.16%	10.41%	4.78%[5]	15.26%[6]	18.89%	12.50%	9.67%	3.95%[5]	14.53%[6]	18.11%

Ratios to Average Net Assets
Total expenses	1.09%[7]	1.25%[8]	1.26%[9]	1.21%[10]	2.05%[11]	1.65%[7]	1.75%[8]	1.79%[9]	1.84%[10]	2.64%[11]

Total expenses after fees waived and reimbursed	0.18%[7]	0.27%[8]	0.25%[9]	0.11%[10]	0.13%[11]	0.78%[7]	0.94%[8]	0.96%[9]	0.85%[10]	0.87%[11]

Net investment income	2.43%[7]	2.75%[8]	2.40%[9]	2.50%[10]	3.04%[11]	1.91%[7]	2.12%[8]	1.69%[9]	1.76%[10]	2.08%[11]

Supplemental Data
Net assets, end of year (000)	$946	$594	$326	$262	$223	$8,991	$8,771	$7,599	$6,655	$5,287

Portfolio turnover	91%	68%	138%	106%	44%	91%	68%	138%	106%	44%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.29% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	59

Financial Highlights	LifePath Active 2025 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$10.09	$9.88	$9.60	$8.46	$7.35

Net investment income[2]	0.16	0.20	0.21	0.17	0.15	0.16
Net realized and unrealized gain	1.29	1.23	0.70	0.27	1.10	1.07

Net increase from investment operations	1.45	1.43	0.91	0.44	1.25	1.23

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.13)	(0.23)	(0.16)	(0.11)	(0.12)
Net realized gain	(0.19)	(0.19)	(0.47)	—	—	—

Total dividends and distributions	(0.35)	(0.32)	(0.70)	(0.16)	(0.11)	(0.12)

Net asset value, end of period	$11.26	$11.20	$10.09	$9.88	$9.60	$8.46

Total Investment Return[4]
Based on net asset value	14.89%[5]	14.60%	9.98%	4.54%[6]	14.93%[7]	17.08%

Ratios to Average Net Assets
Total expenses	1.84%[8,9]	1.45%[8]	1.82%[10]	1.85%[11]	1.79%[12]	3.10%[13]

Total expenses after fees waived and reimbursed	0.30%[8,9]	0.54%[8]	0.73%[10]	0.65%[11]	0.55%[12]	0.57%[13]

Net investment income	2.38%[8,9]	1.89%[8]	2.13%[10]	1.70%[11]	1.70%[12]	2.14%[13]

Supplemental Data
Net assets, end of period (000)	$30	$17,803	$7,932	$6,181	$4,353	$2,354

Portfolio turnover	83%[14]	83%	76%	119%	116%	54%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2025 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.16	$9.95	$9.66	$8.50	$7.38	$10.03	$9.80	$9.52	$8.41	$7.32

Net investment income[2]	0.23	0.25	0.22	0.20	0.20	0.18	0.18	0.14	0.13	0.12
Net realized and unrealized gain	1.24	0.70	0.27	1.10	1.06	1.21	0.70	0.27	1.08	1.08

Net increase from investment operations	1.47	0.95	0.49	1.30	1.26	1.39	0.88	0.41	1.21	1.20

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.27)	(0.20)	(0.14)	(0.14)	(0.11)	(0.18)	(0.13)	(0.10)	(0.11)
Net realized gain	(0.19)	(0.47)	—	—	—	(0.19)	(0.47)	—	—	—

Total dividends and distributions	(0.35)	(0.74)	(0.20)	(0.14)	(0.14)	(0.30)	(0.65)	(0.13)	(0.10)	(0.11)

Net asset value, end of year	$11.28	$10.16	$9.95	$9.66	$8.50	$11.12	$10.03	$9.80	$9.52	$8.41

Total Investment Return[4]
Based on net asset value	14.99%	10.38%	5.05%[5]	15.41%[6]	17.55%	14.23%	9.72%	4.35%[5]	14.47%[6]	16.75%

Ratios to Average Net Assets
Total expenses	1.21%[7]	1.60%[8]	1.64%[9]	1.59%[10]	3.05%[11]	1.72%[7]	2.05%[8]	2.09%[9]	2.13%[10]	3.39%[11]

Total expenses after fees waived and reimbursed	0.18%[7]	0.25%[8]	0.23%[9]	0.13%[10]	0.15%[11]	0.77%[7]	0.96%[8]	0.95%[9]	0.86%[10]	0.89%[11]

Net investment income	2.19%[7]	2.57%[8]	2.14%[9]	2.22%[10]	2.77%[11]	1.71%[7]	1.87%[8]	1.42%[9]	1.49%[10]	1.61%[11]

Supplemental Data
Net assets, end of year (000)	$478	$184	$116	$64	$56	$8,411	$6,593	$5,443	$6,148	$4,502

Portfolio turnover	83%	76%	119%	116%	54%	83%	76%	119%	116%	54%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.35% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	61

Financial Highlights	LifePath Active 2030 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.68	$9.35	$8.20	$7.07

Net investment income[2]	0.11	0.19	0.18	0.13	0.12	0.10
Net realized and unrealized gain	1.49	1.36	0.69	0.31	1.12	1.09

Net increase from investment operations	1.60	1.55	0.87	0.44	1.24	1.19

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.12)	(0.18)	(0.11)	(0.09)	(0.06)
Net realized gain	(0.22)	(0.22)	(0.50)	—	—	—

Total dividends and distributions	(0.38)	(0.34)	(0.68)	(0.11)	(0.09)	(0.06)

Net asset value, end of period	$11.18	$11.08	$9.87	$9.68	$9.35	$8.20

Total Investment Return[4]
Based on net asset value	16.81%[5]	16.28%	9.72%	4.69%[6]	15.17%[6]	17.11%

Ratios to Average Net Assets
Total expenses	1.92%[7,8]	1.41%[7]	1.53%[9]	1.51%[10]	1.62%[11]	2.73%[12]

Total expenses after fees waived and reimbursed	0.28%[7,8]	0.52%[7]	0.68%[9]	0.62%[10]	0.59%[11]	0.65%[12]

Net investment income	2.30%[7,8]	1.83%[7]	1.84%[9]	1.32%[10]	1.37%[11]	1.37%[12]

Supplemental Data
Net assets, end of period (000)	$39	$17,115	$9,343	$8,008	$6,787	$4,223

Portfolio turnover	92%[13]	92%	73%	117%	114%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2030 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.96	$9.76	$9.43	$8.25	$7.10	$9.82	$9.62	$9.31	$8.16	$7.05

Net investment income[2]	0.21	0.22	0.17	0.16	0.13	0.18	0.15	0.10	0.09	0.08
Net realized and unrealized gain	1.40	0.71	0.31	1.13	1.11	1.34	0.70	0.30	1.13	1.09

Net increase from investment operations	1.61	0.93	0.48	1.29	1.24	1.52	0.85	0.40	1.22	1.17

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.23)	(0.15)	(0.11)	(0.09)	(0.10)	(0.15)	(0.09)	(0.07)	(0.06)
Net realized gain	(0.22)	(0.50)	—	—	—	(0.22)	(0.50)	—	—	—

Total dividends and distributions	(0.38)	(0.73)	(0.15)	(0.11)	(0.09)	(0.32)	(0.65)	(0.09)	(0.07)	(0.06)

Net asset value, end of year	$11.19	$9.96	$9.76	$9.43	$8.25	$11.02	$9.82	$9.62	$9.31	$8.16

Total Investment Return[4]
Based on net asset value	16.80%	10.24%	5.04%[5]	15.76%[6]	17.83%	16.01%	9.49%	4.25%[5]	14.97%[6]	16.81%

Ratios to Average Net Assets
Total expenses	1.09%[7]	1.22%[8]	1.21%[9]	1.34%[10]	2.11%[11]	1.69%[7]	1.77%[8]	1.80%[9]	1.94%[10]	3.04%[11]

Total expenses after fees waived and reimbursed	0.16%[7]	0.22%[8]	0.20%[9]	0.15%[10]	0.18%[11]	0.76%[7]	0.91%[8]	0.92%[9]	0.88%[10]	0.91%[11]

Net investment income	2.08%[7]	2.30%[8]	1.74%[9]	1.81%[10]	1.62%[11]	1.80%[7]	1.59%[8]	1.01%[9]	1.04%[10]	1.03%[11]

Supplemental Data
Net assets, end of year (000)	$1,021	$432	$355	$302	$166	$7,634	$9,304	$7,463	$7,763	$5,039

Portfolio turnover	92%	73%	117%	114%	29%	92%	73%	117%	114%	29%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Class K and Class R Shares, respectively.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	63

Financial Highlights	LifePath Active 2035 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.07	$9.97	$9.39	$9.07	$7.93	$6.86

Net investment income[2]	0.13	0.18	0.14	0.07	0.08	0.07
Net realized and unrealized gain	1.60	1.52	0.74	0.32	1.12	1.02

Net increase from investment operations	1.73	1.70	0.88	0.39	1.20	1.09

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.18)	(0.12)	(0.07)	(0.06)	(0.02)
Net realized gain	(0.24)	(0.24)	(0.18)	—	—	—

Total dividends and distributions	(0.46)	(0.42)	(0.30)	(0.07)	(0.06)	(0.02)

Net asset value, end of period	$11.34	$11.25	$9.97	$9.39	$9.07	$7.93

Total Investment Return[4]
Based on net asset value	18.13%[5]	17.66%	9.71%	4.32%[6]	15.21%[6]	16.05%

Ratios to Average Net Assets
Total expenses	2.35%[7,8]	2.08%[7]	2.29%[9]	2.16%[10]	2.36%[11]	4.70%[10]

Total expenses after fees waived and reimbursed	0.26%[7,8]	0.51%[7]	0.67%[9]	0.60%[10]	0.56%[11]	0.63%[10]

Net investment income	2.20%[7,8]	1.74%[7]	1.44%[9]	0.77%[10]	0.92%[11]	1.06%[10]

Supplemental Data
Net assets, end of period (000)	$30	$8,329	$4,794	$4,878	$3,227	$1,774

Portfolio turnover	104%[12]	104%	76%	94%	115%	37%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2035 Portfolio

	Class K1					Class R
	Year ended October 31,					Year ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.07	$9.46	$9.13	$7.98	$6.90	$9.92	$9.31	$9.00	$7.89	$6.84

Net investment income[2]	0.20	0.18	0.12	0.12	0.10	0.16	0.11	0.05	0.05	0.04
Net realized and unrealized gain	1.54	0.77	0.31	1.12	1.03	1.50	0.75	0.31	1.11	1.03

Net increase from investment operations	1.74	0.95	0.43	1.24	1.13	1.66	0.86	0.36	1.16	1.07

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.16)	(0.10)	(0.09)	(0.05)	(0.16)	(0.07)	(0.05)	(0.05)	(0.02)
Net realized gain	(0.24)	(0.18)	—	—	—	(0.24)	(0.18)	—	—	—

Total dividends and distributions	(0.46)	(0.34)	(0.10)	(0.09)	(0.05)	(0.40)	(0.25)	(0.05)	(0.05)	(0.02)

Net asset value, end of year	$11.35	$10.07	$9.46	$9.13	$7.98	$11.18	$9.92	$9.31	$9.00	$7.89

Total Investment Return[4]
Based on net asset value	18.01%	10.45%	4.73%[5]	15.55%[5]	16.48%	17.30%	9.53%	3.96%[5]	14.76%[6]	15.72%

Ratios to Average Net Assets
Total expenses	1.70%[7]	1.98%[8]	1.84%[9]	2.19%[10]	4.53%[9]	2.36%[7]	2.62%[8]	2.43%[9]	2.85%[10]	5.25%[9]

Total expenses after fees waived and reimbursed	0.15%[7]	0.18%[8]	0.17%[9]	0.17%[10]	0.19%[9]	0.75%[7]	0.91%[8]	0.91%[9]	0.91%[10]	0.94%[9]

Net investment income	1.93%[7]	1.87%[8]	1.23%[9]	1.38%[10]	1.39%[9]	1.53%[7]	1.20%[8]	0.48%[9]	0.56%[10]	0.58%[9]

Supplemental Data
Net assets, end of year (000)	$719	$234	$207	$70	$56	$4,797	$3,248	$3,273	$4,219	$2,300

Portfolio turnover	104%	76%	94%	115%	37%	104%	76%	94%	115%	37%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	65

Financial Highlights	LifePath Active 2040 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.86	$9.50	$9.17	$8.01	$6.92

Net investment income[2]	0.12	0.18	0.13	0.08	0.07	0.06
Net realized and unrealized gain	1.76	1.65	0.73	0.32	1.14	1.06

Net increase from investment operations	1.88	1.83	0.86	0.40	1.21	1.12

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.16)	(0.11)	(0.07)	(0.05)	(0.03)
Net realized gain	(0.16)	(0.16)	(0.39)	—	—	—

Total dividends and distributions	(0.36)	(0.32)	(0.50)	(0.07)	(0.05)	(0.03)

Net asset value, end of period	$11.48	$11.37	$9.86	$9.50	$9.17	$8.01

Total Investment Return[4]
Based on net asset value	19.72%[5]	19.08%	9.56%	4.30%[6]	15.21%[7]	16.38%

Ratios to Average Net Assets
Total expenses	1.94%[8,9]	1.80%[8]	2.05%[10]	2.16%[11]	2.34%[12]	4.41%[13]

Total expenses after fees waived and reimbursed	0.26%[8,9]	0.51%[8]	0.68%[10]	0.66%[11]	0.66%[12]	0.69%[13]

Net investment income	1.81%[8,9]	1.68%[8]	1.38%[10]	0.82%[11]	0.84%[12]	0.88%[13]

Supplemental Data
Net assets, end of period (000)	$88	$11,640	$6,203	$5,199	$4,621	$2,656

Portfolio turnover	102%[14]	102%	68%	99%	114%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2040 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.96	$9.60	$9.25	$8.07	$6.96	$9.83	$9.47	$9.14	$7.99	$6.92

Net investment income[2]	0.24	0.18	0.13	0.11	0.10	0.16	0.10	0.05	0.06	0.04
Net realized and unrealized gain	1.64	0.72	0.33	1.15	1.07	1.63	0.73	0.33	1.13	1.06

Net increase from investment operations	1.88	0.90	0.46	1.26	1.17	1.79	0.83	0.38	1.19	1.10

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.15)	(0.11)	(0.08)	(0.06)	(0.14)	(0.08)	(0.05)	(0.04)	(0.03)
Net realized gain	(0.16)	(0.39)	—	—	—	(0.16)	(0.39)	—	—	—

Total dividends and distributions	(0.36)	(0.54)	(0.11)	(0.08)	(0.06)	(0.30)	(0.47)	(0.05)	(0.04)	(0.03)

Net asset value, end of year	$11.48	$9.96	$9.60	$9.25	$8.07	$11.32	$9.83	$9.47	$9.14	$7.99

Total Investment Return[4]
Based on net asset value	19.49%	10.01%	4.95%[5]	15.67%[5]	17.02%	18.71%	9.20%	4.18%[5]	14.93%[6]	16.08%

Ratios to Average Net Assets
Total expenses	1.46%[7]	1.68%[8]	1.78%[9]	1.89%[10]	3.82%[11]	2.10%[7]	2.35%[8]	2.51%[9]	2.83%[10]	4.83%[11]

Total expenses after fees waived and reimbursed	0.15%[7]	0.18%[8]	0.17%[9]	0.17%[10]	0.19%[11]	0.75%[7]	0.91%[8]	0.91%[9]	0.91%[10]	0.93%[11]

Net investment income	2.21%[7]	1.81%[8]	1.31%[9]	1.32%[10]	1.35%[11]	1.53%[7]	1.09%[8]	0.56%[9]	0.65%[10]	0.52%[11]

Supplemental Data
Net assets, end of year (000)	$468	$401	$224	$204	$111	$5,786	$5,211	$3,414	$3,496	$2,582

Portfolio turnover	102%	68%	99%	114%	29%	102%	68%	99%	114%	29%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	67

Financial Highlights	LifePath Active 2045 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.38	$10.24	$9.55	$9.21	$8.08	$6.97

Net investment income[2]	0.14	0.18	0.13	0.07	0.07	0.08
Net realized and unrealized gain	1.95	1.86	0.82	0.35	1.10	1.04

Net increase from investment operations	2.09	2.04	0.95	0.42	1.17	1.12

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.18)	(0.10)	(0.08)	(0.04)	(0.01)
Net realized gain	(0.11)	(0.11)	(0.16)	—	—	—

Total dividends and distributions	(0.33)	(0.29)	(0.26)	(0.08)	(0.04)	(0.01)

Net asset value, end of period	$12.14	$11.99	$10.24	$9.55	$9.21	$8.08

Total Investment Return[4]
Based on net asset value	20.95%[5]	20.45%	10.29%	4.50%[6]	14.55%[6]	16.13%

Ratios to Average Net Assets
Total expenses	2.93%[7,8]	2.80%[7]	3.50%[9]	4.24%[10]	4.76%[11]	9.55%[10]

Total expenses after fees waived and reimbursed	0.25%[7,8]	0.50%[7]	0.70%[9]	0.67%[10]	0.67%[11]	0.68%[10]

Net investment income	1.89%[7,8]	1.59%[7]	1.33%[9]	0.73%[10]	0.83%[11]	1.08%[10]

Supplemental Data
Net assets, end of period (000)	$73	$4,944	$2,641	$1,656	$950	$677

Portfolio turnover	101%[12]	101%	103%	82%	123%	49%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2045 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.38	$9.68	$9.32	$8.16	$7.02	$10.16	$9.48	$9.15	$8.04	$6.94

Net investment income[2]	0.22	0.18	0.12	0.12	0.11	0.15	0.11	0.05	0.05	0.04
Net realized and unrealized gain	1.89	0.82	0.36	1.12	1.06	1.85	0.80	0.34	1.10	1.06

Net increase from investment operations	2.11	1.00	0.48	1.24	1.17	2.00	0.91	0.39	1.15	1.10

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.14)	(0.12)	(0.08)	(0.03)	(0.15)	(0.07)	(0.06)	(0.04)	—
Net realized gain	(0.11)	(0.16)	—	—	—	(0.11)	(0.16)	—	—	—

Total dividends and distributions	(0.33)	(0.30)	(0.12)	(0.08)	(0.03)	(0.26)	(0.23)	(0.06)	(0.04)	—

Net asset value, end of year	$12.16	$10.38	$9.68	$9.32	$8.16	$11.90	$10.16	$9.48	$9.15	$8.04

Total Investment Return[4]
Based on net asset value	20.92%	10.76%	5.10%[5]	15.20%[5]	16.70%	20.14%	9.92%	4.24%[5]	14.38%[6]	15.85%

Ratios to Average Net Assets
Total expenses	2.42%[7]	3.17%[8]	4.10%[9]	4.80%[10]	9.92%[9]	3.04%[7]	3.78%[8]	4.41%[9]	5.29%[10]	10.42%[9]

Total expenses after fees waived and reimbursed	0.14%[7]	0.20%[8]	0.17%[9]	0.17%[10]	0.19%[9]	0.74%[7]	0.94%[8]	0.91%[9]	0.91%[10]	0.93%[9]

Net investment income	1.95%[7]	1.82%[8]	1.19%[9]	1.33%[10]	1.54%[9]	1.39%[7]	1.10%[8]	0.50%[9]	0.55%[10]	0.51%[9]

Supplemental Data
Net assets, end of year (000)	$404	$222	$133	$35	$23	$3,447	$2,526	$2,168	$2,094	$890

Portfolio turnover	101%	103%	82%	123%	49%	101%	103%	82%	123%	49%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.
[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	69

Financial Highlights	LifePath Active 2050 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.35	$8.99	$8.71	$7.58	$6.70

Net investment income[2]	0.13	0.15	0.12	0.07	0.07	0.06
Net realized and unrealized gain	1.87	1.80	0.70	0.31	1.10	0.92

Net increase from investment operations	2.00	1.95	0.82	0.38	1.17	0.98

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.16)	(0.10)	(0.07)	(0.04)	(0.03)
Net realized gain	(0.14)	(0.14)	(0.36)	(0.03)	—	(0.07)

Total dividends and distributions	(0.34)	(0.30)	(0.46)	(0.10)	(0.04)	(0.10)

Net asset value, end of period	$11.11	$11.00	$9.35	$8.99	$8.71	$7.58

Total Investment Return[4]
Based on net asset value	22.07%[5]	21.47%	9.69%	4.39%[6]	15.42%[6]	14.94%

Ratios to Average Net Assets
Total expenses	3.16%[7,8]	3.40%[7]	4.42%[9]	4.87%[10]	5.60%[11]	11.55%[11]

Total expenses after fees waived and reimbursed	0.24%[7,8]	0.49%[7]	0.68%[9]	0.67%[10]	0.67%[11]	0.70%[11]

Net investment income	1.60%[7,8]	1.52%[7]	1.35%[9]	0.73%[10]	0.83%[11]	0.85%[11]

Supplemental Data
Net assets, end of period (000)	$136	$4,009	$2,000	$1,374	$1,063	$668

Portfolio turnover	93%[12]	93%	81%	96%	104%	34%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	OCTOBER 31, 2013

Financial Highlights (concluded)	LifePath Active 2050 Portfolio

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.45	$9.08	$8.79	$7.64	$6.73	$9.31	$8.95	$8.68	$7.56	$6.70

Net investment income[2]	0.18	0.17	0.11	0.11	0.10	0.14	0.10	0.04	0.05	0.04
Net realized and unrealized gain	1.83	0.70	0.32	1.10	0.93	1.79	0.69	0.32	1.09	0.92

Net increase from investment operations	2.01	0.87	0.43	1.21	1.03	1.93	0.79	0.36	1.14	0.96

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.14)	(0.11)	(0.06)	(0.05)	(0.14)	(0.07)	(0.06)	(0.02)	(0.03)
Net realized gain	(0.14)	(0.36)	(0.03)	—	(0.07)	(0.14)	(0.36)	(0.03)	—	(0.07)

Total dividends and distributions	(0.34)	(0.50)	(0.14)	(0.06)	(0.12)	(0.28)	(0.43)	(0.09)	(0.02)	(0.10)

Net asset value, end of year	$11.12	$9.45	$9.08	$8.79	$7.64	$10.96	$9.31	$8.95	$8.68	$7.56

Total Investment Return[4]
Based on net asset value	21.94%	10.20%	4.91%[5]	15.86%[5]	15.68%	21.31%	9.32%	4.17%[5]	15.13%[5]	14.61%

Ratios to Average Net Assets
Total expenses	2.82%[6]	3.86%[7]	4.00%[8]	4.88%[9]	11.13%[9]	3.66%[6]	4.72%[7]	5.17%[8]	6.20%[9]	12.23%[9]

Total expenses after fees waived and reimbursed	0.13%[6]	0.18%[7]	0.17%[8]	0.17%[9]	0.20%[9]	0.73%[6]	0.92%[7]	0.91%[8]	0.91%[9]	0.94%[9]

Net investment income	1.76%[6]	1.88%[7]	1.21%[8]	1.36%[9]	1.48%[9]	1.37%[6]	1.12%[7]	0.48%[8]	0.58%[9]	0.56%[9]

Supplemental Data
Net assets, end of year (000)	$344	$137	$76	$139	$104	$2,626	$2,165	$1,688	$1,506	$885

Portfolio turnover	93%	81%	96%	104%	34%	93%	81%	96%	104%	34%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2013	71

Financial Highlights	LifePath Active 2055 Portfolio

	Period February 28, 2013[1] to October 31, 2013
	Institutional	Investor A	Class K	Class R
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.08	0.06	0.08	0.04
Net realized and unrealized gain	1.35	1.36	1.36	1.36

Net increase from investment operations	1.43	1.42	1.44	1.40

Net asset value, end of period	$11.43	$11.42	$11.44	$11.40

Total Investment Return[3,4]
Based on net asset value	14.30%	14.20%	14.40%	14.00%

Ratios to Average Net Assets[5,6]
Total expenses[7]	11.19%	9.51%	10.80%	11.84%

Total expenses after fees waived and reimbursed	0.24%	0.49%	0.14%	0.73%

Net investment income	1.05%	0.80%	1.16%	0.57%

Supplemental Data
Net assets, end of period (000)	$29	$81	$2,203	$28

Portfolio turnover	45%	45%	45%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A, Class K and Class R would have been 12.47%, 10.80%, 12.08%, and 13.12%, respectively.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio, LifePath Active 2040 Portfolio, LifePath Active 2045 Portfolio, LifePath Active 2050 Portfolio and LifePath Active 2055 Portfolio (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”).

As of October 31, 2013, LifePath Active 2015 Portfolio’s and LifePath Active 2020 Portfolio’s investment in the Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 38.9% and 29.1%, respectively, of each Fund’s net assets. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath Active 2015 Portfolio’s and LifePath Active 2020 Portfolio’s financial statements. The Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of US and non-US companies, including small and medium-sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments. Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Financial futures contracts traded on exchanges are valued at their last sale price. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

The Funds value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Each Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach

BLACKROCK FUNDS II	OCTOBER 31, 2013	73

Notes to Financial Statements (continued)

generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that each Fund either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be tax-

able to shareholders as ordinary income and will not constitute a nontax-able return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended October 31, 2013, except for LifePath Active 2055 Portfolio. The statute of limitations on LifePath Active 2055 Portfolio’s US federal tax return remains open for the period ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of LifePath Active 2055 Portfolio were expensed by LifePath Active 2055 Portfolio and reimbursed by the Manager. The Manager reimbursed LifePath Active 2055 Portfolio $56,250, which is included in expenses reimbursed by Manager in the Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

74	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Funds should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended October 31, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

BLACKROCK FUNDS II	OCTOBER 31, 2013	75

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:
Fair Values of Derivative Financial Instruments as of October 31, 2013
		Derivative Assets
		LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
	Statements of Assets and Liabilities Location					Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$7,272	$7,272	$5,908	$5,908	$3,181	$3,181	$1,363	$455	—
Equity contracts	Net unrealized appreciation/depreciation[1]	7,917	10,556	10,556	9,237	5,278	6,598	3,959	2,639	$1,320
Total		$15,189	$17,828	$16,464	$15,145	$8,459	$9,779	$5,322	$3,094	$1,320

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended October 31, 2013
	Net Change in Unrealized Appreciation/Depreciation on
	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Interest rate contracts:
Financial futures contracts	$7,272	$7,272	$5,908	$5,908	$3,181	$3,181	$1,363	$455	—
Equity contracts:
Financial futures contracts	7,917	10,556	10,556	9,237	5,278	6,598	3,959	2,639	$1,320
Total	$15,189	$17,828	$16,464	$15,145	$8,459	$9,779	$5,322	$3,094	$1,320

For the year ended October 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Lifepath Active 2015 Portfolio	Lifepath Active 2020 Portfolio	Lifepath Active 2025 Portfolio	Lifepath Active 2030 Portfolio	Lifepath Active 2035 Portfolio	Lifepath Active 2040 Portfolio	Lifepath Active 2045 Portfolio	Lifepath Active 2050 Portfolio	Lifepath Active 2055 Portfolio
Financial futures contracts:
Average number of contracts purchased	6	6	5	5	3	3	2	1	1
Average notional value of contracts purchased	$640,763	$684,538	$589,018	$567,131	$310,429	$332,317	$161,182	$75,615	$21,888

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instrument, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. Credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are

76	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$66	$321	$40	$326	$753
LifePath Active 2020 Portfolio	$67	$325	$47	$279	$718
LifePath Active 2025 Portfolio	$58	$458	$50	$252	$818
LifePath Active 2030 Portfolio	$73	$451	$61	$314	$899
LifePath Active 2035 Portfolio	$56	$351	$59	$124	$590
LifePath Active 2040 Portfolio	$81	$574	$86	$267	$1,008
LifePath Active 2045 Portfolio	$61	$350	$80	$74	$565
LifePath Active 2050 Portfolio	$63	$333	$62	$208	$666
LifePath Active 2055 Portfolio	$1	$1	$4	$1	$7

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million — $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million — $1 Billion	0.015%
Greater than $1 Billion	0.005%

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operation.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The current expense limitation as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the independent trustees. Prior to November 27, 2012, the expense limitations as a percentage of average daily net assets for Investor A and Class R Shares were 1.50% and 1.74%, respectively.

In addition, the Manager has also contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The current expense limitation as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014 unless approved by the Board, including a majority of the independent trustees. Prior to November 27, 2012, the expense limitations as a percentage of average daily net assets for Investor A and Class R Shares were 0.50% and 0.74%, respectively.

BLACKROCK FUNDS II	OCTOBER 31, 2013	77

Notes to Financial Statements (continued)

These amounts waived or reimbursed, if any, are included in administration fees waived, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the year ended October 31, 2013, the amounts shown as administration fees waived were as follows:

LifePath Active 2015 Portfolio	$14,142
LifePath Active 2020 Portfolio	$17,308
LifePath Active 2025 Portfolio	$15,394
LifePath Active 2030 Portfolio	$16,381
LifePath Active 2035 Portfolio	$7,979
LifePath Active 2040 Portfolio	$10,685
LifePath Active 2045 Portfolio	$5,157
LifePath Active 2050 Portfolio	$4,192
LifePath Active 2055 Portfolio	$1,080

For the year ended October 31, 2013, the Manager reimbursed expenses, which are shown as expenses reimbursed by Manager were as follows:

LifePath Active 2015 Portfolio	$165,184
LifePath Active 2020 Portfolio	$170,577
LifePath Active 2025 Portfolio	$161,965
LifePath Active 2030 Portfolio	$165,555
LifePath Active 2035 Portfolio	$145,385
LifePath Active 2040 Portfolio	$154,358
LifePath Active 2045 Portfolio	$136,395
LifePath Active 2050 Portfolio	$134,825
LifePath Active 2055 Portfolio	$113,679

Class specific waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Investor A	Investor K	Class R	Total
LifePath Active 2015 Portfolio	$11	$2,718	$97	$1,560	$4,386
LifePath Active 2020 Portfolio	$6	$3,085	$194	$2,077	$5,362
LifePath Active 2025 Portfolio	$5	$3,053	$78	$1,723	$4,859
LifePath Active 2030 Portfolio	$5	$3,051	$198	$1,853	$5,107
LifePath Active 2035 Portfolio	$5	$1,550	$120	$974	$2,649
LifePath Active 2040 Portfolio	$11	$2,054	$97	$1,313	$3,475
LifePath Active 2045 Portfolio	$10	$864	$73	$769	$1,716
LifePath Active 2050 Portfolio	$12	$699	$55	$626	$1,392
LifePath Active 2055 Portfolio	$5	$7	$344	$5	$361

Transfer Agent Fees Waived
	Institutional	Investor A	Investor K	Class R	Total
LifePath Active 2015 Portfolio	$53	$309	$40	$321	$723
LifePath Active 2020 Portfolio	$61	$310	$47	$274	$692
LifePath Active 2025 Portfolio	$53	$447	$50	$247	$797
LifePath Active 2030 Portfolio	$68	$439	$61	$308	$876
LifePath Active 2035 Portfolio	$51	$345	$59	$124	$579
LifePath Active 2040 Portfolio	$72	$560	$86	$264	$982
LifePath Active 2045 Portfolio	$52	$350	$80	$74	$556
LifePath Active 2050 Portfolio	$50	$333	$62	$208	$653
LifePath Active 2055 Portfolio	$1	$1	$4	$1	$7

Transfer Agent Fees Reimbursed
	Institutional	Investor A	Investor K	Class R	Total
LifePath Active 2015 Portfolio	$134	$3,662	$324	$6,766	$10,886
LifePath Active 2020 Portfolio	$133	$5,471	$401	$3,244	$9,249
LifePath Active 2025 Portfolio	$111	$3,099	$392	$4,153	$7,755
LifePath Active 2030 Portfolio	$151	$3,485	$466	$6,292	$10,394
LifePath Active 2035 Portfolio	$116	$5,910	$345	$5,172	$11,543
LifePath Active 2040 Portfolio	$164	$8,309	$435	$8,890	$17,798
LifePath Active 2045 Portfolio	$178	$7,435	$508	$6,269	$14,390
LifePath Active 2050 Portfolio	$162	$10,963	$364	$10,105	$21,594
LifePath Active 2055 Portfolio	$49	$100	$94	$78	$321

78	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2014	2015
LifePath Active 2015 Portfolio
Fund Level	$139,897	$179,326
Institutional	—	$198
Investor A	$22	$6,689
Class K	$302	$461
Class R	—	$8,647
LifePath Active 2020 Portfolio
Fund Level	$149,257	$187,885
Institutional	—	$200
Investor A	—	$8,866
Class K	$656	$642
Class R	—	$5,595
LifePath Active 2025 Portfolio
Fund Level	$135,661	$177,359
Institutional	—	$169
Investor A	$273	$6,599
Class K	$365	$520
Class R	$61	$6,123
LifePath Active 2030 Portfolio
Fund Level	$146,188	$181,936
Institutional	—	$224
Investor A	—	$6,975
Class K	$542	$725
Class R	—	$8,453
LifePath Active 2035 Portfolio
Fund Level	$126,407	$153,364
Institutional	—	$172
Investor A	$1,336	$7,805
Class K	$450	$524
Class R	$3,825	$6,270
LifePath Active 2040 Portfolio
Fund Level	$130,005	$165,043
Institutional	—	$247
Investor A	$2,277	$10,923
Class K	$458	$618
Class R	$4,556	$10,467
LifePath Active 2045 Portfolio
Fund Level	$120,131	$141,552
Institutional	—	$240
Investor A	$3,580	$8,649
Class K	$592	$661
Class R	$4,703	$7,112
LifePath Active 2050 Portfolio
Fund Level	$118,472	$139,017
Institutional	—	$224
Investor A	$6,780	$11,995
Class K	$347	$481
Class R	$8,123	$10,939
LifePath Active 2055 Portfolio
Fund Level	—	$114,759
Institutional	—	$55
Investor A	—	$108
Class K	—	$442
Class R	—	$84

BLACKROCK FUNDS II	OCTOBER 31, 2013	79

Notes to Financial Statements (continued)

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2013:

LifePath Active 2015 Portfolio
Fund Level	$138,483
Investor A	$573
Class K	$265
Class R	$961
LifePath Active 2020 Portfolio
Fund Level	$142,931
Investor A	$1,229
Class K	$516
Class R	$47
LifePath Active 2025 Portfolio
Fund Level	$133,125
Investor A	$1,196
Class K	$239
Class R	$288
LifePath Active 2030 Portfolio
Fund Level	$143,151
Investor A	$166
Class K	$423
Class R	$190
LifePath Active 2035 Portfolio
Fund Level	$128,383
Investor A	$1,532
Class K	$308
Class R	$3,720
LifePath Active 2040 Portfolio
Fund Level	$129,358
Investor A	$1,456
Class K	$356
Class R	$6,564
LifePath Active 2045 Portfolio
Fund Level	$118,660
Investor A	$2,944
Class K	$347
Class R	$6,368
LifePath Active 2050 Portfolio
Fund Level	$118,302
Investor A	$3,960
Class K	$267
Class R	$9,427

For the year ended October 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath Active 2015 Portfolio	$1,949
LifePath Active 2020 Portfolio	$2,828
LifePath Active 2025 Portfolio	$2,079
LifePath Active 2030 Portfolio	$1,416
LifePath Active 2035 Portfolio	$1,414
LifePath Active 2040 Portfolio	$2,465
LifePath Active 2045 Portfolio	$1,010
LifePath Active 2050 Portfolio	$573
LifePath Active 2055 Portfolio	$6

For the year ended October 31, 2013, affiliates received CDSCs relating to transactions in LifePath Active 2025 Portfolio’s Investor A Shares of $406.

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by a Fund for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Funds is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended October 31, 2013, BIM received amounts in securities lending agent fees related to securities lending activities as follows:

LifePath Active 2015 Portfolio	$63
LifePath Active 2020 Portfolio	$159
LifePath Active 2025 Portfolio	$76
LifePath Active 2030 Portfolio	$158
LifePath Active 2035 Portfolio	$36
LifePath Active 2040 Portfolio	$35
LifePath Active 2045 Portfolio	$14
LifePath Active 2050 Portfolio	$5
LifePath Active 2055 Portfolio	$2

During the year ended October 31, 2013, the Funds received a reimbursement from an affiliate due to a processing error, which is included in capital share transactions in the Statements of Changes:

LifePath Active 2015 Portfolio	$95
LifePath Active 2020 Portfolio	$88
LifePath Active 2025 Portfolio	$50
LifePath Active 2030 Portfolio	$57
LifePath Active 2035 Portfolio	$31
LifePath Active 2040 Portfolio	$28
LifePath Active 2045 Portfolio	$14
LifePath Active 2050 Portfolio	$8
LifePath Active 2055 Portfolio	$3

During the year ended October 31, 2013, the Funds received a payment from an affiliate to compensate for foregone securities lending revenue which is included in Other income — affiliated in the Statements of Operations as follows:

LifePath Active 2015 Portfolio	$1,855
LifePath Active 2020 Portfolio	$2,548
LifePath Active 2025 Portfolio	$1,967
LifePath Active 2030 Portfolio	$2,484
LifePath Active 2035 Portfolio	$1,102
LifePath Active 2040 Portfolio	$1,504
LifePath Active 2045 Portfolio	$708
LifePath Active 2050 Portfolio	$527
LifePath Active 2055 Portfolio	$39

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

80	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

6. Purchases and Sales:

Purchases and sales of investments in the Underlying Funds and Master Portfolios and excluding short-term securities for the year ended October 31, 2013 were as follows:

	Purchases	Sales
LifePath Active 2015 Portfolio	$19,750,841	$17,867,593
LifePath Active 2020 Portfolio	$23,673,524	$20,504,757
LifePath Active 2025 Portfolio	$25,039,501	$16,446,583
LifePath Active 2030 Portfolio	$21,980,779	$19,539,862
LifePath Active 2035 Portfolio	$14,210,614	$10,683,767
LifePath Active 2040 Portfolio	$17,506,678	$14,138,643
LifePath Active 2045 Portfolio	$8,856,603	$6,770,406
LifePath Active 2050 Portfolio	$6,716,212	$5,066,640
LifePath Active 2055 Portfolio	$2,850,459	$850,672

7. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2013 attributable to non-deductible expenses, income recognized from partnerships, the use of equalization and distributions received from a regulated investment company were reclassified to the following accounts:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Paid-in capital	—	$24,192	—
Undistributed net investment income	$(50,755)	$(52,326)	$3,314
Accumulated net realized gain	$50,755	$28,134	$(3,314)

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Undistributed net investment income	$(36,463)	$(21,985)	$(29,747)
Accumulated net realized gain	$36,463	$21,985	$29,747

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Paid-in capital	—	—	$(141)
Undistributed net investment income	$(13,914)	$(9,853)	$141
Accumulated net realized gain	$13,914	$9,853	—

The tax character of distributions paid during the fiscal years ended October 31, 2013 and October 31, 2012 was as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio		LifePath Active 2025 Portfolio
Ordinary income
10/31/13	$447,663	$539,816		$361,008
10/31/12	$577,510	$562,345	[1]	$511,681
Long-term capital gains
10/31/13	203,785	255,645		164,220
10/31/12	254,195	393,025		252,077
Total
10/31/13	$651,448	$795,461		$525,228

10/31/12	$831,705	$955,370		$763,758

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio		LifePath Active 2040 Portfolio
Ordinary income
10/31/13	$436,457	$195,456		$234,369
10/31/12	$772,985	$130,899		$315,849
Long-term capital gains
10/31/13	236,122	161,773		152,180
10/31/12	305,701	107,589		125,812
Total
10/31/13	$672,579	$357,229		$386,549

10/31/12	$1,078,686	$238,488		$441,661

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Ordinary income
10/31/13	$109,581	$93,943
10/31/12	$56,501	$121,371
Long-term capital gains
10/31/13	42,381	47,168
10/31/12	44,863	37,614
Total
10/31/13	$151,962	$141,111

10/31/12	$101,364	$158,985

[1]	Distribution amount includes a portion of the proceeds from redeemed shares.

BLACKROCK FUNDS II	OCTOBER 31, 2013	81

Notes to Financial Statements (continued)

As of October 31, 2013, the tax components of accumulated net earnings were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Undistributed ordinary income	$260,388	$531,611	$376,329
Undistributed long-term capital gains	947,486	1,260,179	678,301
Net unrealized gains[1]	1,800,318	2,623,436	2,894,266
Total	$3,008,192	$4,415,226	$3,948,896

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Undistributed ordinary income	$498,000	$207,215	$259,798
Undistributed long-term capital gains	1,308,066	743,048	795,581
Net unrealized gains[1]	3,213,115	1,784,025	2,588,357
Total	$5,019,181	$2,734,288	$3,643,736

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Undistributed ordinary income	$181,485	$126,364	$30,969
Undistributed long-term capital gains	326,481	262,779	7,440
Net unrealized gains[1]	1,285,772	1,111,134	253,281
Total	$1,793,738	$1,500,277	$291,690

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio
Tax cost	$19,783,672	$24,219,903	$23,767,931

Gross unrealized appreciation	$3,061,693	$4,138,206	$4,224,025
Gross unrealized depreciation	(1,261,375)	(1,514,770)	(1,329,759)

Net unrealized appreciation	$1,800,318	$2,623,436	$2,894,266

	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio
Tax cost	$22,436,735	$12,066,694	$15,373,341

Gross unrealized appreciation	$4,489,060	$2,350,886	$3,409,228
Gross unrealized depreciation	(1,275,945)	(566,861)	(820,871)

Net unrealized appreciation	$3,213,115	$1,784,025	$2,588,357

	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Tax cost	$7,568,627	$6,001,533	$2,091,645

Gross unrealized appreciation	$1,672,906	$1,416,234	$310,329
Gross unrealized depreciation	(387,134)	(305,100)	(57,048)

Net unrealized appreciation	$1,285,772	$1,111,134	$253,281

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the year ended October 31, 2013.

9. Concentration, Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

82	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2015 Portfolio	Shares	Amount
Institutional
Shares sold	8,382	$90,357
Shares issued in reinvestment of dividends and distributions	7	73
Shares redeemed	(3,936)	(44,788)

Net increase	4,453	$45,642

	Year Ended October 31, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor A
Shares sold	677,176	$7,336,222	332,415	$3,431,287
Shares issued in reinvestment of dividends and distributions	34,086	354,154	51,210	493,147
Shares redeemed	(244,110)	(2,645,172)	(354,476)	(3,592,487)

Net increase	467,152	$5,045,204	29,149	$331,947

Class K
Shares sold	39,229	$421,659	3,357	$34,984
Shares issued in reinvestment of dividends and distributions	258	2,692	360	3,486
Shares redeemed	(6,771)	(73,281)	(61)	(629)

Net increase	32,716	$351,070	3,656	$37,841

Class R
Shares sold	235,522	$2,549,303	399,013	$4,151,002
Shares issued in reinvestment of dividends and distributions	27,711	288,199	33,689	324,760
Shares redeemed	(503,719)	(5,419,749)	(276,740)	(2,821,541)

Net increase (decrease)	(240,486)	$(2,582,247)	155,962	$1,654,221

Total Net Increase	263,835	$2,859,669	188,767	$2,024,009

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2020 Portfolio	Shares	Amount
Institutional
Shares sold	7,452	$82,716
Shares issued in reinvestment of dividends and distributions	10	101
Shares redeemed	(256)	(2,690)

Net increase	7,206	$80,127

	Year Ended October 31, 2013
	Shares	Amount
Investor A
Shares sold	883,495	$9,568,980	349,400	$3,548,515
Shares issued in reinvestment of dividends and distributions	42,739	438,932	53,486	508,122
Shares redeemed	(501,260)	(5,445,313)	(337,320)	(3,378,170)

Net increase	424,974	$4,562,599	65,566	$678,467

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2013	83

Notes to Financial Statements (continued)

	Year Ended October 31, 2013		Year Ended October 31, 2012
LifePath Active 2020 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	47,623	$509,763	22,370	$233,264
Shares issued in reinvestment of dividends and distributions	833	8,601	1,832	17,454
Shares redeemed	(22,289)	(237,158)	(114)	(1,118)

Net increase	26,167	$281,206	24,088	$249,600

Class R
Shares sold	282,597	$3,019,429	414,458	$4,136,663
Shares issued in reinvestment of dividends and distributions	31,837	325,057	41,981	396,302
Shares redeemed	(361,471)	(3,860,018)	(373,138)	(3,693,839)

Net increase (decrease)	(47,037)	$(515,532)	83,301	$839,126

Total Net Increase	411,310	$4,408,400	172,955	$1,767,193

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2025 Portfolio	Shares	Amount
Institutional
Shares sold	2,820	$28,816
Shares redeemed	(133)	(1,452)

Net increase	2,687	$27,364

Investor A
Shares sold	1,026,367	$10,749,257	329,243	$3,240,747
Shares issued in reinvestment of dividends and distributions	30,192	300,420	45,758	417,770
Shares redeemed	(252,674)	(2,679,014)	(214,147)	(2,096,966)

Net increase	803,885	$8,370,663	160,854	$1,561,551

Class K
Shares sold	30,087	$319,730	9,659	$95,382
Shares issued in reinvestment of dividends and distributions	333	3,323	638	5,844
Shares redeemed	(6,168)	(65,199)	(3,828)	(37,358)

Net increase	24,252	$257,854	6,469	$63,868

Class R
Shares sold	396,115	$4,160,955	376,975	$3,663,452
Shares issued in reinvestment of dividends and distributions	20,771	205,633	35,474	322,459
Shares redeemed	(318,354)	(3,327,258)	(310,205)	(3,001,797)

Net increase	98,532	$1,039,330	102,244	$984,114

Total Net Increase	929,356	$9,695,211	269,567	$2,609,533

[1]	Commencement of operations.

84	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2030 Portfolio	Shares	Amount
Institutional
Shares sold	3,512	$35,506
Shares issued in reinvestment of dividends and distributions	3	31
Shares redeemed	(1)	(5)

Net increase	3,514	$35,532

	Year Ended October 31, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor A
Shares sold	909,596	$9,388,733	432,364	$4,149,324
Shares issued in reinvestment of dividends and distributions	33,652	326,765	58,192	520,232
Shares redeemed	(345,964)	(3,594,913)	(371,105)	(3,538,664)

Net increase	597,284	$6,120,585	119,451	$1,130,892

Class K
Shares sold	52,311	$534,749	5,870	$56,827
Shares issued in reinvestment of dividends and distributions	400	3,907	2,386	21,447
Shares redeemed	(4,838)	(51,497)	(1,303)	(11,993)

Net increase	47,873	$487,159	6,953	$66,281

Class R
Shares sold	215,353	$2,193,448	428,480	$4,080,711
Shares issued in reinvestment of dividends and distributions	32,086	310,600	55,899	498,066
Shares redeemed	(502,580)	(5,078,884)	(312,397)	(2,953,979)

Net increase (decrease)	(255,141)	$(2,574,836)	171,982	$1,624,798

Total Net Increase	393,530	$4,068,440	298,386	$2,821,971

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2035 Portfolio	Shares	Amount
Institutional
Shares sold	3,325	$33,452
Shares issued in reinvestment of dividends and distributions	6	60
Shares redeemed	(697)	(7,464)

Net increase	2,634	$26,048

	Year Ended October 31, 2013
	Shares	Amount
Investor A
Shares sold	425,121	$4,468,678	221,281	$2,135,696
Shares issued in reinvestment of dividends and distributions	21,349	208,157	16,389	148,153
Shares redeemed	(186,826)	(1,969,473)	(276,653)	(2,671,883)

Net increase (decrease)	259,644	$2,707,362	(38,983)	$(388,034)

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2013	85

Notes to Financial Statements (continued)

	Year Ended October 31, 2013		Year Ended October 31, 2012
LifePath Active 2035 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	41,936	$436,946	3,637	$35,563
Shares issued in reinvestment of dividends and distributions	412	4,042	563	5,114
Shares redeemed	(2,231)	(23,641)	(2,875)	(27,154)

Net increase	40,117	$417,347	1,325	$13,523

Class R
Shares sold	235,678	$2,444,072	192,060	$1,824,410
Shares issued in reinvestment of dividends and distributions	13,819	134,195	9,167	82,497
Shares redeemed	(147,901)	(1,534,594)	(225,228)	(2,131,339)

Net increase (decrease)	101,596	$1,043,673	(24,001)	$(224,432)

Total Net Increase (Decrease)	403,991	$4,194,430	(61,659)	$(598,943)

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2040 Portfolio	Shares	Amount
Institutional
Shares sold	8,741	$91,066
Shares issued in reinvestment of dividends and distributions	41	398
Shares redeemed	(1,106)	(11,858)

Net increase	7,676	$79,606

	Year Ended October 31, 2013
	Shares	Amount
Investor A
Shares sold	590,058	$6,221,533	261,567	$2,508,310
Shares issued in reinvestment of dividends and distributions	22,133	215,802	29,819	266,888
Shares redeemed	(217,329)	(2,288,607)	(209,277)	(1,972,622)

Net increase	394,862	$4,148,728	82,109	$802,576

Class K
Shares sold	15,949	$167,400	18,311	$181,381
Shares issued in reinvestment of dividends and distributions	612	6,008	1,143	10,282
Shares redeemed	(16,118)	(162,644)	(2,523)	(23,962)

Net increase	443	$10,764	16,931	$167,701

Class R
Shares sold	246,409	$2,561,129	356,797	$3,421,624
Shares issued in reinvestment of dividends and distributions	15,843	154,160	18,177	162,319
Shares redeemed	(281,449)	(2,912,958)	(205,268)	(1,954,716)

Net increase (decrease)	(19,197)	$(197,669)	169,706	$1,629,227

Total Net Increase	383,784	$4,041,429	268,746	$2,599,504

[1]	Commencement of Operations

86	BLACKROCK FUNDS II	OCTOBER 31, 2013

Notes to Financial Statements (continued)

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2045 Portfolio	Shares	Amount
Institutional
Shares sold	5,991	$65,581
Shares issued in reinvestment of dividends and distributions	4	39
Shares redeemed	(3)	(32)

Net increase	5,992	$65,588

	Year Ended October 31, 2013		Year Ended October 31, 2012
	Shares	Amount	Shares	Amount
Investor A
Shares sold	271,103	$3,001,289	139,942	$1,389,579
Shares issued in reinvestment of dividends and distributions	7,593	77,305	4,631	42,748
Shares redeemed	(124,307)	(1,373,752)	(59,983)	(579,360)

Net increase	154,389	$1,704,842	84,590	$852,967

Class K
Shares sold	18,612	$204,614	8,209	$82,497
Shares issued in reinvestment of dividends and distributions	187	1,923	401	3,731
Shares redeemed	(6,969)	(74,501)	(1,001)	(10,002)

Net increase	11,830	$132,036	7,609	$76,226

Class R
Shares sold	151,167	$1,627,628	154,335	$1,518,771
Shares issued in reinvestment of dividends and distributions	6,522	66,009	5,858	53,771
Shares redeemed	(116,781)	(1,274,277)	(140,138)	(1,388,473)

Net increase	40,908	$419,360	20,055	$184,069

Total Net Increase	213,119	$2,321,826	112,254	$1,113,262

	Period November 27, 2012[1] to October 31, 2013
LifePath Active 2050 Portfolio	Shares	Amount
Institutional
Shares sold	13,885	$140,850
Shares issued in reinvestment of dividends and distributions	4	38
Shares redeemed	(1,664)	(17,756)

Net increase	12,225	$123,132

Investor A
Shares sold	221,139	$2,239,775	106,924	$969,632
Shares issued in reinvestment of dividends and distributions	7,256	67,188	8,515	72,031
Shares redeemed	(77,994)	(785,286)	(54,247)	(487,103)

Net increase	150,401	$1,521,677	61,192	$554,560

[1]	Commencement of Operations

BLACKROCK FUNDS II	OCTOBER 31, 2013	87

Notes to Financial Statements (concluded)

	Year Ended October 31, 2013		Year Ended October 31, 2012
LifePath Active 2050 Portfolio (concluded)	Shares	Dollars	Shares	Dollars
Class K
Shares sold	23,240	$236,358	6,382	$59,861
Shares issued in reinvestment of dividends and distributions	250	2,332	442	3,770
Shares redeemed	(7,039)	(69,601)	(656)	(6,183)

Net increase	16,451	$169,089	6,168	$57,448

Class R
Shares sold	142,942	$1,413,783	142,557	$1,292,528
Shares issued in reinvestment of dividends and distributions	7,217	66,684	9,418	79,584
Shares redeemed	(142,924)	(1,434,406)	(108,061)	(970,736)

Net increase	7,235	$46,061	43,914	$401,376

Total Net Increase	186,312	$1,859,959	111,274	$1,013,384

	Period February 28, 2013[1] to October 31, 2013
LifePath Active 2055 Portfolio	Shares	Amount
Institutional
Shares sold	2,501	$25,002

Net increase	2,501	$25,002

Investor A
Shares sold	7,262	$76,306
Shares redeemed	(131)	(1,494)

Net increase	7,131	$74,812

Class K
Shares sold	192,500	$1,925,000

Net increase	192,500	$1,925,000

Class R
Shares sold	2,500	$25,002

Net increase	2,500	$25,002

Total Net Increase	204,632	$2,049,816

[1]	Commencement of Operations

At October 31, 2013, shares owned by affiliates were as follows:

Shares	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	195,000
Class R	—	—	—	—	2,000	—	2,000	—	2,500

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

88	BLACKROCK FUNDS II	OCTOBER 31, 2013

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio, LifePath Active 2040 Portfolio, LifePath Active 2045 Portfolio, LifePath Active 2050 Portfolio and LifePath Active 2055 Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio, LifePath Active 2040 Portfolio, LifePath Active 2045 Portfolio, and LifePath Active 2050 Portfolio, (collectively, the “Portfolios”), each a series of BlackRock Funds II, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of LifePath Active 2055 Portfolio, a series of BlackRock Funds II, (the “Fund”, and together with the Portfolios, the “Funds”), and the related statements of operations, changes in net assets and the financial highlights for the period February 28, 2013 (commencement of operations) through October 31, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2013, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 23, 2013

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended October 31, 2013:

	Payable Date	Qualified Dividend Income for Individuals[1]	Dividends Qualifying for the Dividends Received Deduction for Corporations[1]	Federal Obligation Interest[2]	Interest-Related Dividends and Qualified Short-Term Capital Gains for non-US Residents[3]
LifePath Active 2015 Portfolio	12/27/12	31.15%	12.85%	3.99%	50.86%
LifePath Active 2020 Portfolio	12/27/12	36.28%	24.41%	3.84%	53.69%
LifePath Active 2025 Portfolio	12/27/12	45.75%	30.29%	3.33%	44.60%
LifePath Active 2030 Portfolio	12/27/12	53.15%	35.24%	2.75%	47.30%
LifePath Active 2035 Portfolio	12/27/12	72.79%	51.48%	2.17%	23.26%
LifePath Active 2040 Portfolio	12/27/12	82.96%	51.91%	2.09%	18.93%
LifePath Active 2045 Portfolio	12/27/12	84.98%	58.08%	1.82%	16.96%
LifePath Active 2050 Portfolio	12/27/12	78.14%	52.25%	1.43%	21.23%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income dividends eligible for exemptions from US withholding tax for nonresident aliens and foreign corporations.

Additionally, the Funds paid a long-term gain distribution to shareholders of record on December 24, 2012 as follows:

Long-Term Capital Gains
LifePath Active 2015 Portfolio	$0.122771
LifePath Active 2020 Portfolio	$0.123684
LifePath Active 2025 Portfolio	$0.098083
LifePath Active 2030 Portfolio	$0.118953
LifePath Active 2035 Portfolio	$0.185596
LifePath Active 2040 Portfolio	$0.122894
LifePath Active 2045 Portfolio	$0.077818
LifePath Active 2050 Portfolio	$0.097704

BLACKROCK FUNDS II	OCTOBER 31, 2013	89

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of LifePath® Active 2015 Portfolio (the “2015 Fund”), LifePath® Active 2020 Portfolio (the “2020 Fund”), LifePath® Active 2025 Portfolio (the “2025 Fund”), LifePath® Active 2030 Portfolio (the “2030 Fund”), LifePath® Active 2035 Portfolio (the “2035 Fund”), LifePath® Active 2040 Portfolio (the “2040 Fund”), LifePath® Active 2045 Portfolio (the “2045 Fund”) and LifePath® Active 2050 Portfolio (the “2050 Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Funds II (the “Trust”), met in person on April 9, 2013 (the “April Meeting”) and May 14-15, 2013 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to each Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper;1 (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

90	BLACKROCK FUNDS II	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreement (continued)

Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors and investment performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the 2015 Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2015.

BLACKROCK FUNDS II	OCTOBER 31, 2013	91

Disclosure of Investment Advisory Agreement (continued)

The Board noted that the 2020 Fund ranked in the second, second and first quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2020.

The Board noted that the 2025 Fund ranked in the second, second and first quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2025.

The Board noted that the 2030 Fund ranked in the second, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2030.

The Board noted that the 2035 Fund ranked in the third quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2035.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2035 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the 2040 Fund ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and three-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2040.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2040 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the 2045 Fund ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and three-year periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2045.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2045 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that the 2050 Fund ranked in the fourth, third and third quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods compared to its Lipper Performance Universe. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds. Effective November 27, 2012, the Fund had undergone a change in its “glide path,” which shows the target allocation among asset classes as the Fund approaches its target date, and in that connection had changed its name from BlackRock Prepared Portfolio 2050.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2050 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund’s performance.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with

92	BLACKROCK FUNDS II	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreement (concluded)

respect to other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service. The Board noted that each Fund’s contractual management fee rate ranked one out of four funds, with respect to the 2015 Fund and 2025 Fund, and in the first quartile, with respect to each other Fund, relative to the Fund’s Expense Peers. Since the varying fee structure for fund of funds can limit the value of management fee comparisons, the Board also compared the total net operating expense ratios for the various funds. In this comparison, the Board noted that each Fund’s total net operating expense ratio ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on each Fund’s total net operating expenses on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust on behalf of each Fund for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	OCTOBER 31, 2013	93

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chairman of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 84 Portfolios	ACE Limited (insurance company); Eastman Chemical Company; RTI International Metals, Inc. (metals)
Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chairman of the Board and Trustee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.	28 RICs consisting of 84 Portfolios	Actavis, Inc. (pharmaceuticals)
James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 84 Portfolios	None
Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 84 Portfolios	None
Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest from 2006 to 2012.	28 RICs consisting of 84 Portfolios	None
Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.	28 RICs consisting of 84 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	28 RICs consisting of 84 Portfolios	None
John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007	Chairman of the Corporation, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	28 RICs consisting of 84 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2007	Shareholder and attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s, Inc. (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit), since 2008.	28 RICs consisting of 84 Portfolios	None

94	BLACKROCK FUNDS II	OCTOBER 31, 2013

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 84 Portfolios	None

[1]     Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 74.

[2]     Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005;
Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	147 RICs consisting of 278 Portfolios	None
Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees; Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	28 RICs consisting of 84 Portfolios	BlackRock, Inc.
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	147 RICs consisting of 278 Portfolios	None

[3]     Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Interested Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS II	OCTOBER 31, 2013	95

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

96	BLACKROCK FUNDS II	OCTOBER 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2013	97

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

98	BLACKROCK FUNDS II	OCTOBER 31, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	OCTOBER 31, 2013	99

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-10/13-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2020 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2025 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2030 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2035 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2040 Portfolio	$19,063	$18,800	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2045 Portfolio	$18,860	$18,600	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2050 Portfolio	$18,863	$18,600	$0	$0	$12,850	$12,350	$0	$0
LifePath® Active 2055 Portfolio	$13,500	N/A	$0	N/A	$12,900	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment

Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
LifePath® Active 2015 Portfolio	$12,850	$12,350
LifePath® Active 2020 Portfolio	$12,850	$12,350
LifePath® Active 2025 Portfolio	$12,850	$12,350
LifePath® Active 2030 Portfolio	$12,850	$12,350
LifePath® Active 2035 Portfolio	$12,850	$12,350
LifePath® Active 2040 Portfolio	$12,850	$12,350
LifePath® Active 2045 Portfolio	$12,850	$12,350
LifePath® Active 2050 Portfolio	$12,850	$12,350
LifePath® Active 2055 Portfolio	$12,900	N/A

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 2, 2014